UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21507

Wells Fargo Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: October 31

Date of reporting period: October 31, 2015

ITEM 1. REPORT TO STOCKHOLDERS

Annual Report

October 31, 2015

Wells Fargo Multi-Sector Income Fund (ERC)

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*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargofunds.com/assets/edocs/regulatory/holdings/multi-sector-income-ann.pdf or by calling Wells Fargo Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSR, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of October 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Multi-Sector Income Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Funds

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Multi-Sector Income Fund for the 12-month period that ended October 31, 2015. The period was marked by low interest rates; sustained weakness in commodity prices; and concerns about slowing growth in China, which in turn hurt other emerging markets and their currencies.

Major central banks continued to provide stimulus.

Major central banks continued to inject liquidity into global banks and markets through various accommodative monetary policies, including quantitative easing. In the U.S., the Federal Reserve (Fed) kept its key interest rate near zero in order to support the economy and the financial system. It set expectations for it to begin normalizing monetary policy with higher target ranges for the federal funds rate by the end of 2015 but also emphasized that any action would be slow and cautious. In anticipation of Fed action, the U.S. dollar has been an outperformer. Meanwhile, European markets continued to benefit from the European Central Bank’s (ECB’s) willingness to maintain low interest rates. The ECB held its key rate at a historic low of 0.05%. In addition to its targeted longer-term refinancing operations that are designed to increase bank lending, the ECB expanded its quantitative easing program to include the buying of eurozone government bonds. In Japan, the Bank of Japan maintained an aggressive monetary program aimed at combating deflation.

Global economic growth was below trend, and oil prices plummeted.

Developed countries experienced modest growth and subdued inflation, with commodity prices trending even lower over the course of the year. In the U.S., however, economic growth advanced during the reporting period, the unemployment rate ticked lower to 5.0% as of October 2015, and inflation remained below the Fed’s longer-run objective of a 2% pace. The period was also marked by dramatically lower oil prices, which fell from more than $80 per barrel at the beginning of the reporting period to less than $50 per barrel at the end of October 2015. While lower oil prices benefited consumers of oil products, the lower prices pressured companies within the energy sector.

U.S. Treasuries rallied while high-yield and emerging markets sectors faced challenges.

Ten-year U.S. Treasury rates declined during the period, from 2.35% at the end of October 2014 to 2.16% by the end of October 2015, benefiting from safe-haven status as well as relative attractiveness to global investors due to its higher yields than were available in other developed countries. Investment-grade corporate bonds returned 0.90% during the 12-month reporting period, according to the Barclays Credit Index.1 In contrast, high-yield bonds returned -1.94%, as measured by the Barclays U.S. Corporate High Yield Bond Index,2 dragged down by the energy and mining-related sectors that were negatively affected by lower oil prices. Investor trepidation about weak global growth caused both investment-grade spreads and high-yield spreads to widen over the reporting period.

[1]	The Barclays U.S. Credit Index measures the investment grade, U.S. dollar-denominated, fixed-rate, taxable corporate and government-related bond markets. It is comprised of the U.S. Corporate Index and a non-corporate component that includes foreign agencies, sovereigns, supranationals and local authorities. The U.S. Credit Index was called the U.S. Corporate Index until July 2000, when it was renamed to reflect its inclusion of both corporate and non-corporate issuers. The U.S. Credit Index is a subset of the U.S. Government/Credit Index and the U.S. Aggregate Index. You cannot invest directly in an index.

[2]	The Barclays U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment-grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Multi-Sector Income Fund	3

The U.S. dollar was one of the top-performing currencies, particularly compared with commodity currencies, such as the Australian dollar, Brazilian real, Russian ruble, and South African rand. The health and prospects of the Chinese economy remained a topic of investor interest. Chinese officials continued their efforts to rebalance the economy away from net exports and toward domestic consumption. The renminbi was devalued modestly in August 2015.

Since the end of the financial crisis, structural changes in the fixed-income markets have reduced trading liquidity (the degree to which assets can be bought or sold without affecting the price). New regulations and capital requirements have caused traditional liquidity suppliers (banks and broker/dealers) to be more risk averse and hold less inventory. Meanwhile, corporate-debt issuance has spiked as companies finance themselves at record-low yields, bond mutual funds hold larger amounts of this new debt supply, trading volumes are lower, and large-size trades are more difficult to execute. However, fixed-income markets appear to have functioned well over the past year with sufficient liquidity and muted volatility.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held August 11-12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” was removed from its name, effective December 15, 2015.

Notice to shareholders

On December 17, 2015, the Fund announced an open-market share repurchase program (the “Buyback Program”). Under the Buyback Program, the Fund may repurchase up to 10% of its outstanding shares within one year of December 17, 2015. The Fund’s Board of Trustees has delegated to Wells Fargo Funds Management, LLC, the Fund’s adviser, full discretion to administer the Buyback Program including the determination of the amount and timing of repurchases in accordance with the best interests of the Fund and subject to applicable legal limitations.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Multi-Sector Income Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks a high level of current income consistent with limiting its overall exposure to domestic interest rate risk.

Adviser

Wells Fargo Funds Management, LLC

Subadvisers

First International Advisors, LLC

Wells Capital Management Incorporated

Portfolio managers

Ashok Bhatia, CFA

Christopher Y. Kauffman, CFA

Michael Lee

Niklas Nordenfelt, CFA

Tony Norris

Alex Perrin

Phillip Susser

Christopher Wightman

Peter Wilson

Noah Wise

Average annual total returns (%) as of October 31, 20151

	1 Year	5 Year	10 Year
Based on market value	(7.34)	2.25	5.28
Based on net asset value (NAV)	(4.40)	4.89	7.05

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the sales of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Performance figures of the Fund do not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares. If taxes and such brokerage commissions had been reflected, performance would have been lower. To obtain performance information current to the most recent month-end, please call 1-800-222-8222.

The Fund’s expense ratio for the year ended October 31, 2015 was 1.24% which includes 0.24% of interest expense.

Comparison of NAV vs. market value[2]

The Fund is leveraged through a revolving credit facility and also may incur leverage by issuing preferred shares in the future. The use of leverage results in certain risks including, among others, the likelihood of greater volatility of net asset value and the market value of common shares. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation, and the risk of non-correlation to the relevant instruments that they are designed to hedge or to closely track. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. High-yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The Fund is exposed to mortgage- and asset-backed securities risk. This closed-end fund is no longer offered as an initial public offering and is only offered through broker/dealers on the secondary market. A closed-end fund is not required to buy its shares back from investors upon request.

[1]	Total returns based on market value are calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Total returns based on NAV are calculated based on the NAV at the beginning of the period and end of the period. Dividends and distributions, if any, are assumed for the purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan.

[2]	This chart does not reflect any brokerage commissions charged on the purchase and sale of the Fund’s common stock. Dividends and distributions paid by the Fund are included in the Fund’s average annual total returns but have the effect of reducing the Fund’s NAV.

Performance highlights (unaudited)	Wells Fargo Multi-Sector Income Fund	5

MANAGERS’ DISCUSSION

The Fund’s return based on market value was -7.34% during the 12-month period that ended October 31, 2015. During the same period, the Fund’s return based on net asset value was -4.40%.

Overview

The Fund contains the following asset classes: mortgage/corporate bonds, high-yield bonds, and international/emerging markets bonds.

During the reporting period, U.S. investment-grade corporate bonds underperformed U.S. Treasuries, with the majority of this underperformance happening in the third quarter of 2015. Securitized sectors, especially commercial and residential mortgage-backed securities (MBS), fared somewhat better. We see opportunities in the credit and securitized sectors given current valuations, and our credit exposure was centered on industrials and financials, particularly banks.

High-yield bond performance was hurt primarily due to the poor performance of the energy and metals and mining sectors as oil prices declined. From a fundamental perspective, leverage levels moved higher over the past several years, although they are not at record highs. In addition, the U.S. Federal Reserve’s (Fed’s) accommodative monetary policies allowed high-yield companies to take advantage of historically low interest rates to keep their interest costs low.

Within the international portion of the Fund, we favored smaller economies, with overweight allocations to Australian and New Zealand bonds at the expense of Japanese bonds. In the emerging markets portion, the Fund was overweight Mexican, Romanian, and South African bonds but underweight Russian bonds. The U.S. dollar was one of the top-performing currencies during the period, particularly versus commodity currencies, such as the Australian dollar, Brazilian real, Russian ruble, and South African rand. While the Fund was overweight the U.S. dollar for much of the year, we reduced the overweight in recent months.

Ten largest holdings (%) as of October 31, 2015[3]
Mexico, 4.75%, 6-14-2018	1.98
Sprint Capital Corporation, 6.88%, 11-15-2028	1.92
Poland, 1.50%, 4-25-2020	1.76
Poland, 3.25%, 7-28-2025	1.70
Brazil, 10.00%, 1-1-2017	1.66
Indonesia, 7.88%, 4-15-2019	1.60
Republic of South Africa, 8.00%, 12-21-2018	1.60
Romania, 5.85%, 4-26-2023	1.56
NGPL PipeCo LLC, 7.77%, 12-15-2037	1.42
Dell Incorporated, 4.00%, 4-29-2020	1.40

Contributors to performance

Within the mortgage/corporate portion, securitized holdings generally added value during the period with commercial mortgage-backed securities (CMBS) the largest contributor. Our focus on senior residential MBS also contributed to performance as higher-rated securities outperformed lower-rated ones. Security selection within the electric utility and independent oil and gas industries improved performance in the credit sector, along with an underweight to sovereign issuers.

Within the high-yield portion, the Fund’s performance was aided by its lower-than-benchmark exposure to energy exploration and production and metals and mining companies. Security selection within the oil-field services sector benefited results. The Fund was also aided by its exposure to both shorter- and longer-term securities rather than intermediate-term securities.

Within the international portion, currency allocation and duration positioning were the largest sources of outperformance, with country positioning also adding value. Australian and New Zealand bonds contributed to performance versus the benchmark. In the emerging markets portion, overweight allocations to Mexican, Romanian, and South African bonds added to performance. The Fund’s shorter-than-benchmark duration also contributed to results.

Detractors from performance

The mortgage/corporate holdings in certain residential MBS and CMBS positions modestly detracted from performance during the period due to security-specific prepayment and ratings changes. Overweight exposures to the metals and mining and oil-field services industries in the credit sectors detracted from returns.

Within the high-yield portion of the Fund, a greater-than-market exposure to oil-field services companies hurt performance. Its underweight to higher-rated credits and overweight to lower-rated credits also detracted from results but was offset by positive security selection within those credit tiers.

[3]	The ten largest holdings, excluding cash and cash equivalents, are calculated based on the value of the investments divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6	Wells Fargo Multi-Sector Income Fund	Performance highlights (unaudited)

Credit quality distribution as of October 31, 2015[4]

Within the international/emerging markets portion, an underweight allocation to Russian fixed-income securities detracted from performance. The cost of currency hedges and issuer selection, such as investments in the mining and commodities trading company Glencore Plc* and Brazilian bank Itau Unibanco Holding SA,* modestly held back results.

Management outlook

We continue to expect moderate U.S. growth and low, stable inflation and believe the Fed’s interest-rate policy will be cautious and gradual. Within the mortgage/

corporate portion we therefore expect to focus on the medium-quality credit tiers of A-rated and BBB-rated securities as compelling sources of yield.

With respect to the high-yield market, our base case is that high-yield bonds are relatively stable and may potentially outperform other fixed-income asset classes that may be more affected by a rising-rate environment. In the long run, we expect high yield’s relative performance will be primarily driven by corporate fundamentals and defaults. Over a full cycle, we believe the best way to protect against periodic bouts of systemic fears will be our continued focus on a bottom-up approach that attempts to minimize downside risk while capturing the return potential of high-yield issuers.

With global growth likely to remain on the moderate side in 2016, we continue to see value in the smaller economies that offer better yields—both nominal and real. Commodity prices appear to be close to finding something of a floor, and many emerging markets (and commodity-linked) currencies could also be close to stabilizing. Currencies such as the Brazilian real and South African rand look cheap on both real equilibrium and nominal exchange-rate measures, having lost significant ground against the U.S. dollar over the past year. While it might be too early to speak of sustained emerging markets currency gains, we believe stability will reduce the need for investors to hedge holdings in these higher-yielding bonds.

Effective maturity distribution as of October 31, 2015[5]

Country allocation as of October 31, 2016[6]

[4]	The credit quality distribution of portfolio holdings reflected in the chart is based on ratings from Standard & Poor’s, Moody’s Investors Service, and/ or Fitch Ratings Ltd. Credit quality ratings apply to the underlying holdings of the Fund and not to the Fund itself. The percentages of the Fund’s portfolio with the ratings depicted in the chart are calculated based on the total market value of fixed income securities held by the Fund. If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized, and if rated by one of the rating agencies, that rating was utilized. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Standard & Poor’s rates the creditworthiness of short-term notes from SP-1 (highest) to SP-3 (lowest). Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Moody’s rates the creditworthiness of short-term U.S. tax-exempt municipal securities from MIG 1/VMIG 1 (highest) to SG (lowest). Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Credit quality distribution is subject to change and may have changed since the date specified.

[5]	Effective maturity distribution is subject to change and are calculated based on the total long-term investments of the Fund.

[6]	Amounts are calculated based on the total long-term investments of the Fund. These amounts are subject to change and may have changed since the date specified.

*	This security was not held in the Fund at the end of the reporting period.

Summary portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 2.54%
FHLMC	0.60-8.50%	4-25-2020 to 7-25-2048	$20,386,998	$13,448,999	2.31%
Other securities				1,584,132	0.23

Total Agency Securities (Cost $14,069,463)				15,033,131	2.54

Asset-Backed Securities: 0.15%
Other securities				891,679	0.15

Total Asset-Backed Securities (Cost $885,241)				891,679	0.15

Common Stocks: 0.08%

Materials: 0.00%

Chemicals: 0.00%
Other securities				836	0.00

Telecommunication Services: 0.08%

Diversified Telecommunication Services: 0.08%
Other securities				463,604	0.08

Total Common Stocks (Cost $649,736)				464,440	0.08

Corporate Bonds and Notes: 72.75%

Consumer Discretionary: 12.41%

Auto Components: 0.55%
Other securities				3,252,555	0.55

Distributors: 0.13%
Other securities				786,000	0.13

Diversified Consumer Services: 1.13%
Service Corporation International	7.00-8.00	6-15-2017 to 11-15-2021	2,565,000	2,855,413	0.49
Service Corporation International	7.50	4-1-2027	2,993,000	3,501,810	0.59
Other securities				325,313	0.05

				6,682,536	1.13

Hotels, Restaurants & Leisure: 3.01%
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,646,200	1.12
Greektown Holdings LLC 144A	8.88	3-15-2019	7,625,000	7,739,375	1.31
Other securities				3,392,706	0.58

				17,778,281	3.01

Household Durables: 0.41%
Other securities				2,428,856	0.41

Internet & Catalog Retail: 0.14%
Other securities				831,396	0.14

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Leisure Products: 0.11%
Other securities				$625,500	0.11%

Media: 5.73%
CCO Holdings LLC	5.13-7.38%	6-1-2020 to 5-1-2027	$4,605,000	4,712,008	0.79
CCO Holdings LLC 144A	5.38	5-1-2025	4,150,000	4,108,500	0.69
Gray Television Incorporated	7.50	10-1-2020	6,380,000	6,658,806	1.13
Other securities				18,391,737	3.12

				33,871,051	5.73

Multiline Retail: 0.10%
Other securities				610,831	0.10

Specialty Retail: 1.10%
Other securities				6,475,851	1.10

Consumer Staples: 0.97%

Beverages: 0.14%
Other securities				837,400	0.14

Food & Staples Retailing: 0.10%
Other securities				613,784	0.10

Food Products: 0.58%
Other securities				3,426,542	0.58

Household Products: 0.02%
Other securities				106,625	0.02

Tobacco: 0.13%
Other securities				752,380	0.13

Energy: 15.64%

Energy Equipment & Services: 5.46%
Bristow Group Incorporated	6.25	10-15-2022	4,478,000	3,895,860	0.66
Era Group Incorporated	7.75	12-15-2022	4,425,000	4,093,125	0.69
NGPL PipeCo LLC	7.12-9.63	12-15-2017 to 6-1-2019	2,495,000	2,327,450	0.39
NGPL PipeCo LLC 144A	7.77	12-15-2037	10,215,000	8,376,300	1.42
PHI Incorporated	5.25	3-15-2019	5,525,000	4,889,625	0.83
Other securities				8,700,585	1.47

				32,282,945	5.46

Oil, Gas & Consumable Fuels: 10.18%
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,625,000	3,665,781	0.62
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	4,038,000	3,856,290	0.65
Rockies Express Pipeline LLC 144A(i)	7.50	7-15-2038	2,350,000	2,279,500	0.39
Sabine Pass Liquefaction LLC	5.63-5.75	2-1-2021 to 5-15-2024	3,495,000	3,400,276	0.57
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,550,000	3,523,375	0.60

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oil, Gas & Consumable Fuels (continued)
Sabine Pass LNG LP	6.50%	11-1-2020	$4,245,000	$4,276,838	0.72%
Sabine Pass LNG LP	7.50	11-30-2016	4,635,000	4,782,741	0.81
Other securities				34,414,063	5.82

				60,198,864	10.18

Financials: 15.07%

Banks: 0.89%
Other securities				5,287,149	0.89

Capital Markets: 1.15%
Other securities				6,807,759	1.15

Consumer Finance: 4.11%
Springleaf Finance Corporation	5.40-8.25	12-1-2015 to 10-1-2023	6,230,000	6,430,291	1.08
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,788,875	0.81
Other securities				13,078,974	2.22

				24,298,140	4.11

Diversified Financial Services: 1.87%
Denali Borrower LLC 144A	5.63	10-15-2020	3,510,000	3,733,763	0.63
Other securities				7,295,367	1.24

				11,029,130	1.87

Insurance: 1.74%
Other securities				10,254,459	1.74

Real Estate Management & Development: 0.54%
Other securities				3,213,013	0.54

REITs: 4.77%
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	2,975,000	3,056,813	0.52
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,887,750	0.83
Iron Mountain Incorporated	5.75	8-15-2024	4,850,000	4,874,250	0.82
Iron Mountain Incorporated	6.00	8-15-2023	2,960,000	3,104,300	0.53
Other securities				12,286,661	2.07

				28,209,774	4.77

Health Care: 5.79%

Biotechnology: 0.13%
Other securities				770,157	0.13

Health Care Equipment & Supplies: 0.50%
Other securities				2,982,313	0.50

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Health Care Providers & Services: 3.02%
Select Medical Corporation	6.38%	6-1-2021	$6,215,000	$5,500,275	0.93%
Other securities				12,385,853	2.09

				17,886,128	3.02

Health Care Technology: 0.95%
Emdeon Incorporated	11.00	12-31-2019	4,325,000	4,606,125	0.78
Other securities				1,018,750	0.17

				5,624,875	0.95

Life Sciences Tools & Services: 0.14%
Other securities				848,225	0.14

Pharmaceuticals: 1.05%
Other securities				6,203,456	1.05

Industrials: 4.87%

Aerospace & Defense: 0.17%
Other securities				1,011,885	0.17

Airlines: 0.36%
Other securities				2,142,566	0.36

Commercial Services & Supplies: 1.79%
Other securities				10,596,092	1.79

Construction & Engineering: 0.83%
Other securities				4,918,668	0.83

Professional Services: 0.15%
Other securities				842,791	0.15

Road & Rail: 0.11%
Other securities				646,620	0.11

Trading Companies & Distributors: 1.46%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	4,100,000	4,397,250	0.74
H&E Equipment Services Incorporated	7.00	9-1-2022	4,065,000	4,125,975	0.70
Other securities				83,063	0.02

				8,606,288	1.46

Information Technology: 5.80%

Communications Equipment: 0.30%
Other securities				1,807,079	0.30

Electronic Equipment, Instruments & Components: 1.24%
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	5,921,188	1.00
Other securities				1,439,783	0.24

				7,360,971	1.24

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Internet Software & Services: 0.17%
Other securities				$997,216	0.17%

IT Services: 2.43%
First Data Corporation	11.75%	8-15-2021	$4,125,000	4,702,500	0.80
Other securities				9,643,824	1.63

				14,346,324	2.43

Semiconductors & Semiconductor Equipment: 0.24%
Other securities				1,398,809	0.24

Software: 0.57%
Other securities				3,353,447	0.57

Technology Hardware, Storage & Peripherals: 0.85%
NCR Corporation	6.38	12-15-2023	3,950,000	4,063,563	0.69
Other securities				979,246	0.16

				5,042,809	0.85

Materials: 1.34%

Chemicals: 0.13%
Other securities				792,845	0.13

Containers & Packaging: 1.21%
Other securities				7,152,823	1.21

Metals & Mining: 0.00%
Other securities				0	0.00

Telecommunication Services: 8.64%

Diversified Telecommunication Services: 3.29%
Syniverse Holdings Incorporated	9.13	1-15-2019	6,305,000	5,296,200	0.90
Other securities				14,134,978	2.39

				19,431,178	3.29

Wireless Telecommunication Services: 5.35%
Sprint Capital Corporation	6.88	11-15-2028	13,665,000	11,341,919	1.92
Sprint Capital Corporation	8.75	3-15-2032	2,575,000	2,317,500	0.39
T-Mobile USA Incorporated	6.00-6.84	4-28-2019 to 3-1-2025	4,140,000	4,234,797	0.72
T-Mobile USA Incorporated	6.73	4-28-2022	3,490,000	3,603,425	0.61
Other securities				10,082,186	1.71

				31,579,827	5.35

Utilities: 2.22%

Electric Utilities: 0.47%
Other securities				2,797,002	0.47

Gas Utilities: 0.45%
Other securities				2,678,069	0.45

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Independent Power & Renewable Electricity Producers: 1.05%
Other securities				$6,179,820	1.05%

Multi-Utilities: 0.25%
Other securities				1,444,319	0.25

Total Corporate Bonds and Notes (Cost $433,867,984)				430,103,423	72.75

Foreign Corporate Bonds and Notes @: 2.57%

Consumer Discretionary: 0.08%

Auto Components: 0.02%
Other securities				115,408	0.02

Distributors: 0.02%
Other securities				131,742	0.02

Internet & Catalog Retail: 0.04%
Other securities				221,806	0.04

Consumer Staples: 0.11%

Food Products: 0.11%
Other securities				667,177	0.11

Energy: 0.29%

Energy Equipment & Services: 0.02%
Other securities				111,593	0.02

Oil, Gas & Consumable Fuels: 0.27%
Other securities				1,602,178	0.27

Financials: 1.63%

Banks: 1.53%
KfW (TRY)	5.00%	1-16-2017	11,400,000	3,664,497	0.62
Other securities				5,365,990	0.91

				9,030,487	1.53

Diversified Financial Services: 0.10%
Other securities				609,964	0.10

Materials: 0.11%

Chemicals: 0.11%
Other securities				636,203	0.11

Telecommunication Services: 0.35%

Diversified Telecommunication Services: 0.06%
Other securities				369,803	0.06

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Wireless Telecommunication Services: 0.29%
Other securities				$1,721,100	0.29%

Total Foreign Corporate Bonds and Notes (Cost $20,012,280)				15,217,461	2.57

Foreign Government Bonds @: 23.98%
Brazil (BRL)	10.00%	1-1-2017	38,525,000	9,445,577	1.60
Brazil (BRL)	10.00	1-1-2025	32,800,000	6,226,484	1.05
Colombia (COP)	7.00	5-4-2022	18,650,000,000	6,294,887	1.06
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,844,024	0.31
Hungary (HUF)	6.75	11-24-2017	1,305,000,000	5,139,208	0.87
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	9,491,833	1.61
Indonesia (IDR)	10.00	7-15-2017	50,000,000,000	3,735,854	0.63
Malaysia (MYR)	3.66	10-15-2020	20,700,000	4,804,125	0.81
Malaysia (MYR)	4.18	7-15-2024	19,850,000	4,625,087	0.78
Mexico (MXN)	4.75	6-14-2018	191,800,000	11,701,625	1.98
Mexico (MXN)	6.50	6-10-2021	40,000,000	2,550,960	0.43
Mexico (MXN)	10.00	12-5-2024	76,220,000	5,906,526	1.00
Poland (PLN)	1.50	4-25-2020	41,200,000	10,422,187	1.76
Poland (PLN)	3.25	7-25-2025	37,100,000	10,083,191	1.71
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,521,807	0.60
Republic of South Africa (ZAR)	7.75	2-28-2023	103,000,000	7,308,765	1.24
Republic of South Africa (ZAR)	8.00	12-21-2018	129,000,000	9,473,889	1.60
Romania (RON)	5.85	4-26-2023	31,550,000	9,212,836	1.56
Thailand (THB)	3.25-3.85	6-16-2017 to 12-12-2025	218,500,000	6,549,758	1.11
Turkey (TRY)	6.30	2-14-2018	7,325,000	2,330,362	0.39
Turkey (TRY)	9.00	3-8-2017	13,600,000	4,604,240	0.78
Other securities				6,502,253	1.10

Total Foreign Government Bonds (Cost $169,688,653)				141,775,478	23.98

Loans: 17.12%

Consumer Discretionary: 4.34%

Auto Components: 0.58%
Other securities				3,446,009	0.58

Distributors: 0.50%
Other securities				2,978,759	0.50

Diversified Consumer Services: 0.11%
Other securities				648,385	0.11

Hotels, Restaurants & Leisure: 0.02%
Other securities				104,685	0.02

Household Durables: 0.02%
Other securities				110,362	0.02

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Household Products: 0.03%
Other securities				$168,361	0.03%

Leisure Products: 0.33%
Other securities				1,973,846	0.33

Media: 2.17%
TWCC Holdings Corporation ±	5.75%	2-11-2020	$386,510	386,544	0.07
TWCC Holdings Corporation ±	7.00	6-26-2020	6,035,000	6,021,783	1.02
Other securities				6,390,796	1.08

				12,799,123	2.17

Multiline Retail: 0.12%
Other securities				721,298	0.12

Specialty Retail: 0.46%
Other securities				2,710,116	0.46

Consumer Staples: 0.40%

Food & Staples Retailing: 0.40%
Other securities				2,362,201	0.40

Energy: 0.49%

Oil, Gas & Consumable Fuels: 0.49%
Other securities				2,919,125	0.49

Financials: 2.79%

Capital Markets: 0.23%
Other securities				1,366,481	0.23

Diversified Financial Services: 1.05%
Other securities				6,223,261	1.05

Insurance: 0.10%
Other securities				589,230	0.10

Real Estate Management & Development: 0.83%
Other securities				4,923,655	0.83

REITs: 0.58%
Other securities				3,405,040	0.58

Health Care: 0.74%

Health Care Equipment & Supplies: 0.15%
Other securities				870,344	0.15

Health Care Providers & Services: 0.37%
Other securities				2,215,690	0.37

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Health Care Technology: 0.07%
Other securities				$406,488	0.07%

Pharmaceuticals: 0.15%
Other securities				871,271	0.15

Industrials: 2.25%

Aerospace & Defense: 0.51%
Other securities				2,983,845	0.51

Airlines: 0.01%
Other securities				86,767	0.01

Chemicals: 0.04%
Other securities				255,280	0.04

Commercial Services & Supplies: 1.02%
Other securities				6,037,732	1.02

Electrical Equipment: 0.17%
Other securities				974,109	0.17

Machinery: 0.09%
Other securities				537,107	0.09

Transportation Infrastructure: 0.41%
Other securities				2,402,374	0.41

Information Technology: 3.06%

Internet Software & Services: 0.43%
Other securities				2,541,639	0.43

Semiconductors & Semiconductor Equipment: 0.66%
Other securities				3,918,262	0.66

Software: 0.17%
Other securities				985,972	0.17

Technology Hardware, Storage & Peripherals: 1.80%
Dell Incorporated ±	4.00%	4-29-2020	$8,302,653	8,298,004	1.40
Other securities				2,358,164	0.40

				10,656,168	1.80

Telecommunication Services: 1.66%

Diversified Telecommunication Services: 1.08%
Other securities				6,404,742	1.08

Wireless Telecommunication Services: 0.58%
Syniverse Holdings Incorporated ±	4.00	4-23-2019	1,129,493	1,014,780	0.17
Other securities				2,382,965	0.41

				3,397,745	0.58

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Utilities: 1.39%

Electric Utilities: 1.30%
Texas Competitive Electric Holdings Company LLC ±(s)	4.66%	10-10-2016	$20,096,983	$6,422,594	1.08%
Other securities				1,283,450	0.22

				7,706,044	1.30

Independent Power & Renewable Electricity Producers: 0.09%
Other securities				496,551	0.09

Total Loans (Cost $115,502,743)				101,198,067	17.12

Municipal Obligations: 0.06%

New York: 0.06%
Other securities				342,354	0.06

Total Municipal Obligations (Cost $345,000)				342,354	0.06

Non-Agency Mortgage-Backed Securities: 7.77%
Other securities				45,932,700	7.77

Total Non-Agency Mortgage-Backed Securities (Cost $45,058,459)				45,932,700	7.77

Preferred Stocks: 0.19%

Financials: 0.19%

Banks: 0.19%
Other securities				1,146,852	0.19

Total Preferred Stocks (Cost $1,130,339)				1,146,852	0.19

Yankee Corporate Bonds and Notes: 8.67%

Consumer Discretionary: 0.59%

Diversified Consumer Services: 0.10%
Other securities				615,333	0.10

Media: 0.49%
Other securities				2,903,479	0.49

Consumer Staples: 0.47%

Beverages: 0.34%
Other securities				2,017,294	0.34

Tobacco: 0.13%
Other securities				766,271	0.13

Energy: 0.58%

Energy Equipment & Services: 0.11%
Other securities				671,438	0.11

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oil, Gas & Consumable Fuels : 0.47%
Other securities				$2,779,511	0.47%

Financials: 1.53%

Banks: 1.33%
Other securities				7,891,209	1.33

Diversified Financial Services: 0.20%
Other securities				1,167,426	0.20

Health Care: 1.08%

Pharmaceuticals: 1.08%
Other securities				6,388,807	1.08

Industrials: 0.49%

Building Products: 0.04%
Other securities				219,975	0.04

Commercial Services & Supplies: 0.27%
Other securities				1,608,469	0.27

Machinery: 0.04%
Other securities				229,419	0.04

Road & Rail: 0.14%
Other securities				807,622	0.14

Information Technology: 0.26%

Communications Equipment: 0.13%
Other securities				778,660	0.13

Internet Software & Services : 0.13%
Other securities				773,987	0.13

Materials: 1.25%

Containers & Packaging: 0.40%
Other securities				2,375,106	0.40

Metals & Mining: 0.60%
Other securities				3,521,838	0.60

Paper & Forest Products: 0.25%
Other securities				1,450,800	0.25

Telecommunication Services: 2.30%

Diversified Telecommunication Services: 2.04%
Intelsat Jackson Holdings SA	5.50%	8-1-2023	$6,775,000	5,623,250	0.95
Intelsat Jackson Holdings SA	7.25-7.50	10-15-2020 to 4-1-2021	1,675,000	1,516,563	0.26
Other securities				4,944,669	0.83

				12,084,482	2.04

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Multi-Sector Income Fund	Summary portfolio of investments—October 31, 2015

Security name			Value	Percent of net assets

Wireless Telecommunication Services: 0.26%
Other securities			$1,532,875	0.26%

Utilities: 0.12%

Electric Utilities: 0.12%
Other securities			681,688	0.12

Total Yankee Corporate Bonds and Notes (Cost $56,757,742)			51,265,689	8.67

	Yield	Shares
Short-Term Investments: 2.47%

Investment Companies: 2.47%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.16%	14,571,777	14,571,777	2.47

Total Short-Term Investments (Cost $14,571,777)			14,571,777	2.47

Total investments in securities (Cost $872,539,417) *			817,943,051	138.35
Other assets and liabilities, net			(226,717,263)	(38.35)

Total net assets			$591,225,788	100.00%

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

@	Foreign bond principal is denominated in the local currency of the issuer.

±	Variable rate investment. The rate shown is the rate in effect at period end.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

*	Cost for federal income tax purposes is $877,787,209 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,064,530
Gross unrealized losses	(77,908,688)

Net unrealized losses	$(59,844,158)

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—October 31, 2015	Wells Fargo Multi-Sector Income Fund	19

Assets
Investments
In unaffiliated securities, at value (cost $857,967,640)	$803,371,274
In affiliated securities, at value (cost $14,571,777)	14,571,777

Total investments, at value (cost $872,539,417)	817,943,051
Cash	8,191
Foreign currency, at value (cost $974,126)	971,431
Receivable for investments sold	4,883,808
Principal paydown receivable	7,192
Receivable for interest	13,082,247
Unrealized gains on forward foreign currency contracts	196,852
Prepaid expenses and other assets	15,691

Total assets	837,108,463

Liabilities
Dividends payable	4,066,719
Payable for investments purchased	9,939,924
Unrealized losses on forward foreign currency contracts	1,121,532
Secured borrowing payable	230,143,090
Advisory fee payable	395,260
Administration fee payable	35,933
Accrued expenses and other liabilities	180,217

Total liabilities	245,882,675

Total net assets	$591,225,788

NET ASSETS CONSIST OF
Paid-in capital	$749,374,610
Overdistributed net investment income	(4,610,988)
Accumulated net realized losses on investments	(97,889,862)
Net unrealized losses on investments	(55,647,972)

Total net assets	$591,225,788

NET ASSET VALUE PER SHARE
Based on $591,225,788 divided by 42,055,000 shares issued and outstanding (100,000,000 shares authorized)	$14.06

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Multi-Sector Income Fund	Statement of operations—year ended October 31, 2015

Investment income
Interest (net of foreign withholding taxes of $173,164)	$54,248,776
Dividends	90,214
Income from affiliated securities	16,904

Total investment income	54,355,894

Expenses
Advisory fee	4,746,390
Administration fee	431,490
Custody and accounting fees	228,145
Professional fees	122,042
Shareholder report expenses	91,545
Trustees’ fees and expenses	17,921
Transfer agent fees	35,946
Interest expense	1,530,078
Secured borrowing fees	634,892
Other fees and expenses	47,630

Total expenses	7,886,079

Net investment income	46,469,815

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(18,961,924)
Forward foreign currency contract transactions	2,973,435

Net realized losses on investments	(15,988,489)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(66,813,483)
Forward foreign currency contract transactions	(507,037)

Net change in unrealized gains (losses) on investments	(67,320,520)

Net realized and unrealized gains (losses) on investments	(83,309,009)

Net decrease in net assets resulting from operations	$(36,839,194)

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Multi-Sector Income Fund	21

	Year ended October 31, 2015	Year ended October 31, 2014

Operations
Net investment income	$46,469,815	$47,904,280
Net realized losses on investments	(15,988,489)	(10,992,976)
Net change in unrealized gains (losses) on investments	(67,320,520)	985,722

Net increase (decrease) in net assets resulting from operations	(36,839,194)	37,897,026

Distributions to shareholders from
Net investment income	(36,559,777)	(38,167,582)
Tax basis return of capital	(12,379,627)	(12,298,418)

Total distributions to shareholders	(48,939,404)	(50,466,000)

Total decrease in net assets	(85,778,598)	(12,568,974)

Net assets
Beginning of period	677,004,386	689,573,360

End of period	$591,225,788	$677,004,386

Overdistributed net investment income	$(4,610,988)	$(4,088,672)

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Multi-Sector Income Fund	Statement of cash flows—year ended October 31, 2015

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(36,839,194)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Purchases of investment securities	(355,656,431)
Proceeds from the sales of investment securities	342,289,005
Paydowns	3,686,549
Amortization	(943,650)
Proceeds from sales of short-term investment securities, net	8,910,722
Increase in receivable for investments sold	(1,946,413)
Decrease in principal paydown receivable	4,248
Decrease in receivable for dividends and interest	202,121
Decrease in prepaid expenses and other assets	10,776
Increase in payable for investments purchased	5,878,313
Decrease in advisory fee payable	(15,881)
Decrease in administration fee payable	(1,443)
Decrease in accrued expenses and other liabilities	(73,881)
Litigation payments received	121,256
Net realized losses on investments	15,988,489
Net change in unrealized gains (losses) on investments	67,320,520

Net cash provided by operating activities	48,935,106

Cash flows from financing activities:
Cash distributions paid	(49,078,186)
Decrease in secured borrowing payable	(220,389)

Net cash used in financing activities	(49,298,575)

Net decrease in cash	(363,469)

Cash (including foreign currency):
Beginning of period	$1,343,091

End of period	$979,622

Supplemental cash disclosure
Cash paid for interest	$1,750,467

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Multi-Sector Income Fund	23

(For a share outstanding throughout each period)

	Year ended October 31
	2015	2014	2013	2012	2011
Net asset value, beginning of period	$16.10	$16.40	$17.01	$16.16	$16.67
Net investment income	1.10 [1]	1.14 [1]	1.18	1.16	1.11
Net realized and unrealized gains (losses) on investments	(1.98)	(0.24)	(0.59)	0.89	(0.39)

Total from investment operations	(0.88)	0.90	0.59	2.05	0.72
Distributions to shareholders from
Net investment income	(0.87)	(0.91)	(1.20)	(1.20)	(1.23)
Tax basis return of capital	(0.29)	(0.29)	0.00	0.00	0.00

Total distributions to shareholders	(1.16)	(1.20)	(1.20)	(1.20)	(1.23)
Net asset value, end of period	$14.06	$16.10	$16.40	$17.01	$16.16
Market value, end of period	$12.02	$14.19	$14.47	$16.54	$14.97
Total return based on market value[2]	(7.34)%	6.55%	(5.44)%	19.33%	0.33%
Ratios to average net assets (annualized)
Gross expenses[3]	1.24%	1.21%	1.24%	1.24%	1.14%
Net expenses[3]	1.24%	1.21%	1.24%	1.24%	1.14%
Net investment income[3]	7.33%	6.95%	7.04%	7.13%	6.75%
Supplemental data
Portfolio turnover rate	31%	41%	40%	78%	35%
Net assets, end of period (000s omitted)	$591,226	$677,004	$689,573	$715,368	$679,497

Borrowings outstanding, end of period (000s omitted)	$230,000	$230,000	$230,000	$230,000	$230,000
Asset coverage per $1,000 of borrowing, end of period	$3,570	$3,944	$3,998	$4,110	$3,954

[1]	Calculated based upon average shares outstanding

[2]	Total return is calculated assuming a purchase of common stock on the first day and sale on the last day of the period reported. Dividends and distributions, if any, are assumed for purposes of these calculations to be reinvested at prices obtained under the Fund’s Automatic Dividend Reinvestment Plan. Total return does not reflect brokerage commissions that a shareholder would pay on the purchase and sale of shares.

[3]	Ratios include interest expense relating to interest associated with borrowings and/or leverage transactions as follows:

Year ended October 31, 2015	0.24%
Year ended October 31, 2014	0.07%
Year ended October 31, 2013	0.07%
Year ended October 31, 2012	0.11%
Year ended October 31, 2011	0.09%

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Multi-Sector Income Fund	Notes to financial statements

1. ORGANIZATION

The Wells Fargo Multi-Sector Income Fund (the “Fund”) was organized as a statutory trust under the laws of the state of Delaware on April 10, 2003 and is registered as a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. As an investment company, the Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and

Notes to financial statements	Wells Fargo Multi-Sector Income Fund	25

settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in with net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

26	Wells Fargo Multi-Sector Income Fund	Notes to financial statements

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under federal income tax regulations. U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the net asset value per share. The primary permanent differences causing such reclassifications are due to bond premiums, foreign currency transactions, and paydown losses. At October 31, 2015, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

Paid-in capital	Overdistributed net investment income	Accumulated net realized losses on investments
$(85,583)	$(10,432,354)	$10,517,937

Capital loss carryforwards that do not expire are required to be utilized prior to capital loss carryforwards that expire. As of October 31, 2015, capital loss carryforwards available to offset future net realized capital gains were as follows through the indicated expiration dates:

	No expiration
2018	Short-term	Long-term
$86,701,155	$4,490,558	$1,934,103

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements	Wells Fargo Multi-Sector Income Fund	27

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$15,033,131	$0	$15,033,131

Asset-backed securities	0	891,679	0	891,679

Common stocks
Materials	836	0	0	836
Telecommunication services	463,604	0	0	463,604

Corporate bonds and notes	0	430,103,423	0	430,103,423

Foreign corporate bonds and notes	0	15,217,461	0	15,217,461

Foreign government bonds	0	141,775,478	0	141,775,478

Loans	0	84,543,076	16,654,991	101,198,067

Municipal obligations	0	342,354	0	342,354

Non-agency mortgage-backed securities	0	45,932,700	0	45,932,700

Preferred stocks
Financials	1,146,852	0	0	1,146,852

Yankee corporate bonds and notes	0	50,536,408	729,281	51,265,689

Short-term investments
Investment companies	14,571,777	0	0	14,571,777
	16,183,069	784,375,710	17,384,272	817,943,051

Forward foreign currency contracts	0	196,852	0	196,852
Total assets	$16,183,069	$784,572,562	$17,384,272	$818,139,903
Liabilities

Forward foreign currency contracts	$0	$1,121,532	$0	$1,121,532
Total liabilities	$0	$1,121,532	$0	$1,121,532

Forward foreign currency contracts are reported at their unrealized gains (losses) at measurement date, which represents the change in the contract’s value from trade date. All other assets and liabilities are reported at their market value at measurement date.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At October 31, 2015, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loans	Yankee corporate bonds and notes	Total
Balance as of October 31, 2014	$14,853,033	$0	$14,853,033
Accrued discounts (premiums)	8,871	0	8,871
Realized gains (losses)	(46,796)	0	(46,796)
Change in unrealized gains (losses)	(136,034)	0	(136,034)
Purchases	9,749,263	0	9,749,263
Sales	(6,426,038)	0	(6,426,038)
Transfers into Level 3	3,295,545	729,281	4,024,826
Transfers out of Level 3	(4,642,853)	0	(4,642,853)
Balance as of October 31, 2015	$16,654,991	$729,281	$17,384,272
Change in unrealized gains (losses) relating to securities still held at October 31, 2015	$(108,949)	$0	$(108,949)

28	Wells Fargo Multi-Sector Income Fund	Notes to financial statements

The investment types categorized above were valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

4. TRANSACTIONS WITH AFFILIATES

Advisory fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”) is the adviser to the Fund and is entitled to receive a fee at an annual rate of 0.55% of the Fund’s average daily total assets. Total assets consist of net assets of the Fund plus borrowings or other leverage for investment purposes to the extent excluded in calculating net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fees for subadvisory services are borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.30% of the Fund’s average daily total assets. First International Advisors, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate of 0.10% of the Fund’s average daily total assets.

Administration fee

Funds Management also serves as the administrator to the Fund, providing the Fund with a wide range of administrative services necessary to the operation of the Fund. Funds Management is entitled to receive an annual administration fee from the Fund equal to 0.05% of the Fund’s average daily total assets.

5. CAPITAL SHARE TRANSACTIONS

The Fund has authorized capital of 100,000,000 shares with no par value. For the year ended October 31, 2015 and year ended October 31, 2014, the Fund did not issue any shares.

6. BORROWING AND LEVERAGE TRANSACTIONS

The Fund has borrowed $230 million through a revolving credit facility administered by a major financial institution (the “Facility”). The Facility has a commitment amount of $230 million with no specific contract expiration date but the Facility can be terminated upon 180 days’ notice. The Fund is charged interest at London Interbank Offered Rate (LIBOR) plus 0.70% and a commitment fee of 0.30% of the average daily unutilized amount of the commitment which may be waived if the amount drawn on the Facility is over 75% of the committed amount.

Prior to March 6, 2015, the Fund borrowed under a secured debt financing agreement and was charged interest at a rate based on the rates of the commercial paper notes issued to fund the Fund’s borrowings or at LIBOR plus 1.00%. The Fund had pledged all of its assets to secure the borrowings and paid both a usage fee and a commitment fee each at an annual rate of 0.40% of the daily average outstanding principal amount of borrowings.

At October 31, 2015, the Fund had borrowings outstanding in the amount of $230,143,090 (including accrued interest payable). For the year ended October 31, 2015, the borrowing fees on the Statement of Operations of $634,892 represents the usage and commitment fees incurred under the prior agreement. During the year ended October 31, 2015, an effective interest rate of 0.67% was incurred on the borrowings and the Fund incurred interest expense in the amount of $1,530,078, representing 0.24% of the Fund’s average daily net assets.

7. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the year ended October 31, 2015 were $320,470,662 and $262,987,840, respectively.

As of October 31, 2015, the Fund had unfunded term loan commitments of $5,310,594.

8. DERIVATIVE TRANSACTIONS

During the year ended October 31, 2015, the Fund entered into forward foreign currency contracts for economic hedging purposes.

Notes to financial statements	Wells Fargo Multi-Sector Income Fund	29

At October 31, 2015, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange date	Counterparty	Contracts to receive	U.S. value at October 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
11-12-2015	State Street Bank	31,500,000 MYR	$7,325,850	$8,082,104	$(756,254)
11-24-2015	State Street Bank	132,600,000 THB	3,725,227	3,672,113	53,114

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to deliver	U.S. value at October 31, 2015	In exchange for U.S. $	Unrealized gains (losses)
11-10-2015	State Street Bank	4,600,000,000 COP	$1,586,679	$1,567,825	$(18,854)
11-12-2015	State Street Bank	16,250,000 MYR	3,779,208	3,901,561	122,353
11-24-2015	State Street Bank	18,250,000,000 IDR	1,325,427	1,262,539	(62,888)
11-24-2015	State Street Bank	14,475,000 BRL	3,728,272	3,520,613	(207,659)
12-9-2015	State Street Bank	1,525,000,000 HUF	5,393,163	5,414,548	21,385
12-11-2015	State Street Bank	4,000,000 TRY	1,356,494	1,292,985	(63,509)
1-29-2016	State Street Bank	86,600,000 MXN	5,210,836	5,198,468	(12,368)

The Fund had average contract amounts of $24,761,113 and $42,695,867 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the year ended October 31, 2015.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Forward foreign currency contracts	State Street Bank	$196,852*	$(196,852)	$0	$0
*	Amount represents net unrealized gains.

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount of liabilities
Forward foreign currency contracts	State Street Bank	$1,121,532**	$(196,852)	$0	$924,680
**	Amount represents net unrealized losses.

30	Wells Fargo Multi-Sector Income Fund	Notes to financial statements

9. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended October 31, 2015 and October 31, 2014 were as follows:

	Year ended October 31
	2015	2014
Ordinary income	$36,559,777	$38,167,582
Tax basis return of capital	$12,379,627	12,298,418

As of October 31, 2015, the components of distributable earnings on a tax basis were as follows:

Unrealized losses	Capital loss carryforward
$(60,895,764)	$(93,125,816)

10. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

11. SUBSEQUENT DISTRIBUTIONS

The Fund declared the following distributions to shareholders:

Declaration date	Record date	Payable date	Per share amount
October 30, 2015	November 16, 2015	December 1, 2015	$0.0967
November 18, 2015	December 15, 2015	January 4, 2016	$0.0967

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the Fund’s tax year-end.

Report of independent registered public accounting firm	Wells Fargo Multi-Sector Income Fund	31

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO MULTI-SECTOR INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments and the summary portfolio of investments, of the Wells Fargo Multi-Sector Income Fund (the “Fund”), as of October 31, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, the statement of cash flows for the year then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Multi-Sector Income Fund as of October 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, its cash flows for the year then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

December 22, 2015

32	Wells Fargo Multi-Sector Income Fund	Other information (unaudited)

For the fiscal year ended October 31, 2015, $29,333,157 has been designated as interest-related dividends for nonresident alien shareholders pursuant to Section 871 of the Internal Revenue Code.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available monthly on the Fund’s website (wellsfargofunds.com), on a one-month delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Multi-Sector Income Fund	33

BOARD OF TRUSTEES AND OFFICERS

The following table provides basic information about the Board of Trustees (the “Trustees”) and Officers of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 144 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust, and four closed-end funds, including the Fund (collectively the “Fund Complex”). The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. The Board of Trustees is classified into three classes of which one is elected annually. Each Trustee serves a three-year term concurrent with the class from which the Trustee is elected. Each Officer serves an indefinite term.

Independent Trustees

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
William R. Ebsworth (Born 1957)	Trustee, since 2015*	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is a CFA® charterholder and an Adjunct Lecturer, Finance, at Babson College.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015*	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is Chair of Taproot Foundation (non-profit organization), a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust, Harding Loevner Funds; Russell Exchange Traded Funds Trust
Peter G. Gordon (Born 1942)	Trustee, since 2010; Chairman, since 2010	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2010	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy charter school). Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2010; Audit Committee Chairman, since 2010	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2010	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

34	Wells Fargo Multi-Sector Income Fund	Other information (unaudited)

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Other public company or investment company directorships during past 5 years
Olivia S. Mitchell (Born 1953)	Trustee, since 2010	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 2010	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2003	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 2010**	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

**	Donald Willeke will retire as a Trustee effective December 31, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2010	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2010; Chief Legal Officer, since 2010	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2010	Executive Vice President of Wells Fargo Funds Management, LLC since 2014, Senior Vice President and Chief Compliance Officer from 2007 to 2014.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

[1]	Jeremy DePalma acts as Treasurer of 72 funds and Assistant Treasurer of 72 funds in the Fund Complex.

Other information (unaudited)	Wells Fargo Multi-Sector Income Fund	35

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Advantage Multi-Sector Income Fund (the “Fund”) must determine whether to approve the continuation of the Fund’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”), (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management; and (iii) an investment sub-advisory agreement with First International Advisors, LLC (“FIA”), and affiliate of Funds Management. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with WellsCap and FIA (each, a “Sub-Adviser” and together, the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Advisers is reasonable. The Board considered the continuation of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a custom peer group that included funds selected by Lipper, Inc. (“Lipper”) and additional funds that were determined by Funds Management to be similar to the Fund (the “Custom Peer Group”), and in comparison to the Fund’s benchmark index and to other comparative data. The Board received a description of the methodology used by Lipper and Funds Management to select the funds in the Custom

36	Wells Fargo Multi-Sector Income Fund	Other information (unaudited)

Peer Group and discussed the limitations inherent in the use of other peer groups. The Board noted that the performance of the Fund was higher than the average performance of the Custom Peer Group for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the ERC Blended Index, which is a proprietary index used by the Board to help it assess the Fund’s relative performance, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any, and include advisory and administration fees), and custodian and other non-management fees. The Board considered this ratio in comparison to the median ratio of funds in an expense group that was determined by Lipper to be similar to the Fund (the “Group”). Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the funds in the expense Group and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratio of the Fund was lower than the median net operating expense ratio of the expense Group.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s contractual administration fee rate (the “Management Rate”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to each of the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rate”).

Among other information reviewed by the Board was a comparison of the Management Rate of the Fund with those of other funds in the expense Group at a common asset level. The Board noted that the Management Rate of the Fund was lower than the average rate for the Fund’s expense Group.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of the advisory fee between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the Advisory Agreement Rate and each Sub-Advisory Agreement Rate was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Advisers from providing services to the fund family as a whole, noting that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board considered the extent to which there may be sharing with the Fund of potential economies of scale in the provision of advisory services to the Fund. The Board noted that, as is typical of closed-end funds, there are no breakpoints in the Management Rate. Although the Fund would not share in any potential economies of scale through contractual breakpoints, the Board noted that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board concluded that the Fund’s fee waiver and expense arrangements constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders. The Board also noted that it would have opportunities to revisit the Management Rate as part of future contract reviews.

Other information (unaudited)	Wells Fargo Multi-Sector Income Fund	37

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board also reviewed information about soft dollar credits earned and utilized by WellsCap and commissions earned by affiliated brokers from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Advisers is reasonable.

38	Wells Fargo Multi-Sector Income Fund	Automatic dividend reinvestment plan

AUTOMATIC DIVIDEND REINVESTMENT PLAN

All common shareholders are eligible to participate in the Automatic Dividend Reinvestment Plan (“the Plan”). Pursuant to the Plan, unless a common shareholder is ineligible or elects otherwise, all cash dividends and capital gains distributions are automatically reinvested by Computershare Trust Company, N.A., as agent for shareholders in administering the Plan (“Plan Agent”), in additional common shares of the Fund. Whenever the Fund declares an ordinary income dividend or a capital gain dividend (collectively referred to as “dividends”) payable either in shares or in cash, nonparticipants in the Plan will receive cash, and participants in the Plan will receive the equivalent in common shares. The shares are acquired by the Plan Agent for the participant’s account, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized common shares from the Fund (“newly issued common shares”) or (ii) by purchase of outstanding common shares on the open-market (open-market purchases) on the NYSE Amex or elsewhere. If, on the payment date for any dividend or distribution, the net asset value per share of the common shares is equal to or less than the market price per common share plus estimated brokerage commissions (“market premium”), the Plan Agent will invest the amount of such dividend or distribution in newly issued shares on behalf of the participant. The number of newly issued common shares to be credited to the participant’s account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date the net asset value per share is greater than the market value (“market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participant in open-market purchases. There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends or capital gains distributions payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of dividends. The automatic reinvestment of dividends and distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such dividends. All correspondence concerning the Plan should be directed to the Plan Agent at P.O. Box 30170, College Station, Texas 77842-3170 or by calling 1-800-730-6001.

List of abbreviations	Wells Fargo Multi-Sector Income Fund	39

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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Transfer Agent, Registrar, Shareholder Servicing

Agent & Dividend Disbursing Agent

Computershare Trust Company, N.A.

P.O. Box 30170

College Station, TX 77842-3170

1-800-730-6001

Website: wellsfargofunds.com

Wells Fargo Funds Management, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Certain material contained in this report may be considered marketing material and has been reviewed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

238513 12-15 AMSI/AR143 10-15

ITEM 2. CODE OF ETHICS

(a) As of the end of the period covered by the report, Wells Fargo Multi-Sector Income Fund has adopted a code of ethics that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

(c) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in Item 2(a) above.

(d) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in Item 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Multi-Sector Income Fund has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a), (b), (c), (d) The following table presents aggregate fees billed in each of the last two fiscal years for services rendered to the Registrant by the Registrant’s principal accountant. These fees were billed to the registrant and were approved by the Registrant’s audit committee.

	Fiscal year ended October 31, 2015	Fiscal year ended October 31, 2014
Audit fees	$50,150	$50,150
Audit-related fees(1)	—	16,585
Tax fees (2)	4,030	3,830
All other fees	—	—

	$54,180	$70,565

(1)	Audit-related fees consist of agreed-upon procedures performed that are not reported under audit fees. Effective with the 2015 fiscal year end, agreed-upon procedures are no longer necessary under the financing agreement.
(2)	Tax fees consist of fees for tax compliance, tax advice, tax planning and excise tax.

(e) The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services for the Wells Fargo Multi-Sector Income Fund; (2) non-audit tax or compliance consulting or training services provided to the Wells Fargo Multi-Sector Income Fund by the independent auditors (“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to Wells Fargo Multi-Sector Income Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Wells Fargo Multi-Sector Income Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(f) Not applicable

(g) Not applicable

(h) Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

Wells Fargo Multi-Sector Income Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for Wells Fargo Multi-sector Income Fund is filed under this Item.

Portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities: 2.54%
FHLMC ±	4.54%	9-1-2032	$1,247,013	$1,325,883
FHLMC	8.50	7-1-2028	57,450	70,671
FHLMC	8.50	3-1-2030	36,804	37,589
FHLMC Series 1383 ±	2.40	2-1-2037	440,068	468,461
FHLMC Series 196 Class A ±	1.00	12-15-2021	31,782	32,172
FHLMC Series 2011-K16 Class B 144A±	4.59	11-25-2046	1,000,000	1,083,655
FHLMC Series 2011-K701 Class B 144A±	4.29	7-25-2048	165,000	172,394
FHLMC Series 2011-K702 Class B 144A±	4.77	4-25-2044	740,000	784,755
FHLMC Series 2012-K17 Class B 144A±	4.35	12-25-2044	675,000	722,452
FHLMC Series 2012-K18 Class B 144A±	4.26	1-25-2045	810,000	862,733
FHLMC Series 2012-K501 Class C 144A±	3.42	11-25-2046	800,000	805,051
FHLMC Series 2012-K705 Class B 144A±	4.16	9-25-2044	1,000,000	1,037,791
FHLMC Series 2012-K706 Class B 144A±	4.03	11-25-2044	500,000	523,576
FHLMC Series 2012-K706 Class C 144A±	4.03	11-25-2044	805,000	832,943
FHLMC Series 2012-K707 Class B 144A±	3.88	1-25-2047	930,000	957,761
FHLMC Series 2012-K709 Class B 144A±	3.74	4-25-2045	1,000,000	1,032,791
FHLMC Series 2012-K711 Class B 144A±	3.56	8-25-2045	264,000	271,852
FHLMC Series 2013-K30 Class B 144A±	3.56	6-25-2045	700,000	712,184
FHLMC Series 2013-K713 Class B 144A±	3.16	4-25-2046	1,000,000	1,015,329
FHLMC Series 2390 Class FD ±	0.65	12-15-2031	27,694	27,845
FHLMC Series 2567 Class FH ±	0.60	2-15-2033	85,347	86,231
FHLMC Series K007 Class X1 ±(c)	1.17	4-25-2020	952,743	36,373
FHLMC Series K016 Class X1 ±(c)	1.55	10-25-2021	378,788	28,799
FHLMC Series K020 Class X1 ±(c)	1.46	5-25-2022	6,740,309	519,708
FNMA ±	2.05	9-1-2037	691,310	731,728
FNMA	6.00	4-1-2033	66,446	73,366
FNMA	6.50	11-1-2032	59,152	61,343
FNMA	7.50	7-1-2017	8,126	8,191
FNMA	7.50	10-1-2028	3,609	3,653
FNMA	7.50	2-1-2030	32,538	33,270
FNMA	7.50	9-1-2030	79,795	85,135
FNMA	8.00	6-1-2030	12,721	13,004
FNMA Series 1996-46 Class FA ±	0.70	8-25-2021	18,284	18,409
FNMA Series 1997-20 Class IO ±(c)	1.84	3-25-2027	1,394,573	43,041
FNMA Series 2001-25 Class Z	6.00	6-25-2031	174,503	197,548
FNMA Series 2001-35 Class F ±	0.80	7-25-2031	7,550	7,676
FNMA Series 2001-57 Class F ±	0.70	6-25-2031	7,601	7,700
FNMA Series 2002-77 Class FH ±	0.60	12-18-2032	58,933	59,486
FNMA Series 2002-97 Class FR ±	0.75	1-25-2033	13,850	14,027
FNMA Series G91-16 Class F ±	0.65	6-25-2021	17,514	17,622
FNMA Series G92-17 Class F ±	1.25	3-25-2022	58,636	59,653
GNMA	6.50	6-15-2028	38,373	44,037
GNMA	7.25	7-15-2017	2,869	2,878
GNMA	7.25	8-15-2017	13,331	13,462
GNMA	7.25	8-15-2017	8,555	8,641
GNMA	7.25	9-15-2017	10,878	10,998
GNMA	7.25	10-15-2017	20,143	20,722
GNMA	7.25	10-15-2017	8,432	8,518
GNMA	7.25	11-15-2017	10,370	10,483
GNMA	7.25	1-15-2018	3,468	3,479

2	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Agency Securities (continued)
GNMA	7.25%	1-15-2018	$6,404	$6,426
GNMA	7.25	2-15-2018	12,444	12,590
GNMA	7.25	5-15-2018	7,021	7,046

Total Agency Securities (Cost $14,069,463)				15,033,131

Asset-Backed Securities: 0.15%
CVS Pass-Through Trust Series T	6.04	12-10-2028	557,624	623,353
Structured Asset Securities Corporation Series 1998-2 Class A ±	0.72	2-25-2028	272,206	268,326

Total Asset-Backed Securities (Cost $885,241)				891,679

			Shares
Common Stocks: 0.08%

Materials: 0.00%

Chemicals: 0.00%
LyondellBasell Industries NV Class A			9	836

Telecommunication Services: 0.08%

Diversified Telecommunication Services: 0.08%
Fairpoint Communications Incorporated †			28,903	463,604

Total Common Stocks (Cost $649,736)				464,440

			Principal
Corporate Bonds and Notes: 72.75%

Consumer Discretionary: 12.41%

Auto Components: 0.55%
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	$1,680,000	1,755,600
Cooper Tire & Rubber Company (i)	8.00	12-15-2019	450,000	507,375
Goodyear Tire & Rubber Company	7.00	5-15-2022	400,000	435,000
Goodyear Tire & Rubber Company	8.75	8-15-2020	468,000	554,580

				3,252,555

Distributors: 0.13%
LKQ Corporation	4.75	5-15-2023	800,000	786,000

Diversified Consumer Services: 1.13%
Monitronics International	9.13	4-1-2020	375,000	325,313
Service Corporation International	7.00	6-15-2017	1,410,000	1,520,149
Service Corporation International	7.50	4-1-2027	2,993,000	3,501,810
Service Corporation International	7.63	10-1-2018	680,000	769,420
Service Corporation International	8.00	11-15-2021	475,000	565,844

				6,682,536

Hotels, Restaurants & Leisure: 3.01%
CCM Merger Incorporated 144A	9.13	5-1-2019	6,270,000	6,646,200
Greektown Holdings LLC 144A	8.88	3-15-2019	7,625,000	7,739,375

Portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Finance LLC	5.63%	10-15-2021	$195,000	$204,756
Pinnacle Entertainment Incorporated	7.50	4-15-2021	2,620,000	2,760,825
Speedway Motorsports Incorporated	5.13	2-1-2023	425,000	427,125

				17,778,281

Household Durables: 0.41%
American Greetings Corporation (i)	7.38	12-1-2021	2,000,000	2,105,000
Tempur Sealy International Incorporated 144A	5.63	10-15-2023	105,000	109,856
Tempur Sealy International Incorporated	6.88	12-15-2020	200,000	214,000

				2,428,856

Internet & Catalog Retail: 0.14%
Expedia Incorporated	5.95	8-15-2020	750,000	831,396

Leisure Products: 0.11%
Vista Outdoor Incorporated 144A	5.88	10-1-2023	600,000	625,500

Media: 5.73%
Altice US Finance I Corporation 144A	5.38	7-15-2023	1,395,000	1,411,740
Altice US Finance II Corporation 144A	7.75	7-15-2025	2,030,000	1,953,875
Cable One Incorporated 144A	5.75	6-15-2022	375,000	384,375
Cablevision Systems Corporation	8.63	9-15-2017	1,310,000	1,398,425
CCO Holdings LLC	5.13	2-15-2023	300,000	300,750
CCO Holdings LLC 144A	5.13	5-1-2023	475,000	477,375
CCO Holdings LLC	5.25	9-30-2022	1,250,000	1,266,133
CCO Holdings LLC 144A	5.38	5-1-2025	4,150,000	4,108,500
CCO Holdings LLC 144A	5.88	5-1-2027	705,000	705,000
CCO Holdings LLC	6.63	1-31-2022	775,000	821,500
CCO Holdings LLC	7.38	6-1-2020	1,100,000	1,141,250
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	1,170,000	1,123,200
Cinemark USA Incorporated	7.38	6-15-2021	775,000	819,563
CSC Holdings LLC	7.88	2-15-2018	1,000,000	1,060,000
CSC Holdings LLC	8.63	2-15-2019	383,000	405,980
DIRECTV Holdings LLC	3.80	3-15-2022	750,000	768,169
DISH DBS Corporation	7.88	9-1-2019	480,000	526,699
EchoStar DBS Corporation	7.13	2-1-2016	125,000	126,519
Gray Television Incorporated	7.50	10-1-2020	6,380,000	6,658,806
Interpublic Group of Companies	4.00	3-15-2022	750,000	752,591
Lamar Media Corporation	5.88	2-1-2022	690,000	731,400
LIN Television Corporation	6.38	1-15-2021	275,000	287,375
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	200,000	212,000
National CineMedia LLC	6.00	4-15-2022	1,710,000	1,780,452
National CineMedia LLC	7.88	7-15-2021	1,000,000	1,055,000
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	175,000	175,000
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	1,750,000	1,809,063
Outfront Media Capital Corporation	5.63	2-15-2024	20,000	20,813
Outfront Media Capital Corporation	5.88	3-15-2025	775,000	804,063
Time Warner Cable Incorporated	4.00	1-15-2022	750,000	785,435

				33,871,051

4	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Multiline Retail: 0.10%
Macy’s Retail Holdings Incorporated	3.88%	1-15-2022	$600,000	$610,831

Specialty Retail: 1.10%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	450,000	462,375
Advance Auto Parts Incorporated	4.50	1-15-2022	600,000	627,273
Century Intermediate Holding Company (PIK at 10.50%) 144A(i)¥	9.75	2-15-2019	300,000	310,125
L Brands Incorporated	6.63	4-1-2021	750,000	849,375
Penske Auto Group Incorporated	5.38	12-1-2024	1,130,000	1,146,950
Penske Auto Group Incorporated	5.75	10-1-2022	1,155,000	1,192,538
Sonic Automotive Incorporated	5.00	5-15-2023	1,174,000	1,141,715
Sonic Automotive Incorporated	7.00	7-15-2022	700,000	745,500

				6,475,851

Consumer Staples: 0.97%

Beverages: 0.14%
Cott Beverages Incorporated	6.75	1-1-2020	790,000	837,400

Food & Staples Retailing: 0.10%
SABMiller Holdings Incorporated 144A	3.75	1-15-2022	600,000	613,784

Food Products: 0.58%
B&G Foods Incorporated	4.63	6-1-2021	300,000	298,875
Darling Ingredients Incorporated	5.38	1-15-2022	180,000	178,650
Kraft Foods Group Incorporated	3.50	6-6-2022	750,000	765,092
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,130,000	1,155,425
Simmons Foods Incorporated 144A	7.88	10-1-2021	1,100,000	1,028,500

				3,426,542

Household Products: 0.02%
Spectrum Brands Incorporated 144A	5.75	7-15-2025	100,000	106,625

Tobacco: 0.13%
Reynolds American Incorporated 144A	6.88	5-1-2020	650,000	752,380

Energy: 15.64%

Energy Equipment & Services: 5.46%
Bristow Group Incorporated	6.25	10-15-2022	4,478,000	3,895,860
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	95,000	91,447
Era Group Incorporated	7.75	12-15-2022	4,425,000	4,093,125
Forum Energy Technologies Incorporated	6.25	10-1-2021	1,000,000	837,500
Gulfmark Offshore Incorporated	6.38	3-15-2022	4,225,000	2,608,938
Hilcorp Energy Company 144A	5.00	12-1-2024	325,000	294,125
Hilcorp Energy Company 144A	5.75	10-1-2025	1,300,000	1,202,500
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	2,835,000	2,168,775
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	1,860,000	1,497,300
NGPL PipeCo LLC 144A	7.12	12-15-2017	2,060,000	1,905,500
NGPL PipeCo LLC 144A	7.77	12-15-2037	10,215,000	8,376,300
NGPL PipeCo LLC 144A	9.63	6-1-2019	435,000	421,950
PHI Incorporated	5.25	3-15-2019	5,525,000	4,889,625

				32,282,945

Portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels: 10.18%
Alpha Natural Resources Incorporated	6.25%	6-1-2021	$475,000	$16,625
Arch Coal Incorporated	7.00	6-15-2019	1,200,000	34,500
Arch Coal Incorporated	7.25	6-15-2021	475,000	13,063
Berry Petroleum Company LLC	6.38	9-15-2022	3,175,000	1,143,000
Berry Petroleum Company LLC	6.75	11-1-2020	320,000	124,800
CSI Compressco LP	7.25	8-15-2022	1,425,000	1,182,750
CVR Refining LLC	6.50	11-1-2022	1,599,000	1,571,018
Denbury Resources Incorporated	4.63	7-15-2023	2,975,000	1,985,813
Denbury Resources Incorporated	5.50	5-1-2022	655,000	458,500
Denbury Resources Incorporated	6.38	8-15-2021	960,000	700,800
El Paso LLC	6.50	4-1-2020	750,000	815,780
Energy Transfer Partners LP	5.20	2-1-2022	750,000	752,089
Exterran Partners LP	6.00	4-1-2021	2,500,000	2,162,500
Kinder Morgan Energy Partners LP	3.95	9-1-2022	750,000	698,302
Kinder Morgan Incorporated	6.50	9-15-2020	285,000	310,044
Kinder Morgan Incorporated	7.00	6-15-2017	530,000	561,205
Kinder Morgan Incorporated (i)	7.42	2-15-2037	800,000	795,296
Kinder Morgan Incorporated	7.80	8-1-2031	1,850,000	1,875,665
Nabors Industries Incorporated	4.63	9-15-2021	750,000	682,850
Northern Tier Energy LLC	7.13	11-15-2020	2,900,000	2,950,750
Overseas Shipholding Group Incorporated	7.50	2-15-2021	1,700,000	1,700,000
Overseas Shipholding Group Incorporated	8.13	3-30-2018	2,375,000	2,428,438
Phillips 66	4.30	4-1-2022	625,000	663,460
Pioneer Natural Resources Company	3.95	7-15-2022	750,000	746,216
Pioneer Natural Resources Company	7.50	1-15-2020	1,220,000	1,395,248
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,625,000	3,665,781
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	4,038,000	3,856,290
Rockies Express Pipeline LLC 144A(i)	7.50	7-15-2038	2,350,000	2,279,500
Sabine Oil & Gas Corporation (i)(s)	7.25	6-15-2019	520,000	72,800
Sabine Oil & Gas Corporation (i)(s)	7.50	9-15-2020	3,500,000	490,000
Sabine Pass Liquefaction LLC	5.63	2-1-2021	850,000	843,625
Sabine Pass Liquefaction LLC	5.63	4-15-2023	1,020,000	992,588
Sabine Pass Liquefaction LLC	5.75	5-15-2024	1,625,000	1,564,063
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,550,000	3,523,375
Sabine Pass LNG LP	6.50	11-1-2020	4,245,000	4,276,838
Sabine Pass LNG LP	7.50	11-30-2016	4,635,000	4,782,741
SemGroup Corporation	7.50	6-15-2021	2,755,000	2,617,250
Southern Star Central Corporation 144A	5.13	7-15-2022	50,000	48,500
Suburban Propane Partners LP	7.38	8-1-2021	309,000	324,450
Swift Energy Company (i)	7.13	6-1-2017	5,696,000	1,594,880
Swift Energy Company (i)	8.88	1-15-2020	1,075,000	258,000
Ultra Petroleum Corporation 144A	5.75	12-15-2018	410,000	274,700
Ultra Petroleum Corporation 144A	6.13	10-1-2024	1,985,000	1,111,600
Weatherford International Incorporated	6.35	6-15-2017	650,000	655,688
Western Gas Partners LP	5.38	6-1-2021	503,000	533,107
Williams Partners LP	3.35	8-15-2022	750,000	664,376

				60,198,864

6	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Financials: 15.07%

Banks: 0.89%
Bank of America Corporation	5.70%	1-24-2022	$250,000	$285,968
CIT Group Incorporated	5.25	3-15-2018	100,000	104,875
CIT Group Incorporated 144A	5.50	2-15-2019	1,275,000	1,354,688
CIT Group Incorporated 144A	6.63	4-1-2018	550,000	592,625
Citigroup Incorporated	4.50	1-14-2022	250,000	270,472
Citigroup Incorporated	6.00	8-15-2017	650,000	699,427
City National Bank	5.38	7-15-2022	500,000	546,141
HSBC Bank USA	6.00	8-9-2017	650,000	696,891
JPMorgan Chase & Company	3.38	5-1-2023	750,000	736,062

				5,287,149

Capital Markets: 1.15%
Ace Securities Corporation ±	2.82	6-25-2033	412,766	405,932
Blackstone Holdings Finance Company LLC 144A	5.88	3-15-2021	750,000	860,345
Goldman Sachs Group Incorporated	5.75	1-24-2022	750,000	859,676
Jefferies Finance LLC 144A	6.88	4-15-2022	3,560,000	3,346,400
Jefferies Finance LLC 144A	7.38	4-1-2020	200,000	196,000
Jefferies Finance LLC 144A	7.50	4-15-2021	475,000	460,156
Neuberger Berman Group LLC 144A	5.88	3-15-2022	650,000	679,250

				6,807,759

Consumer Finance: 4.11%
Ally Financial Incorporated	8.00	12-31-2018	1,155,000	1,299,375
Ally Financial Incorporated	8.00	3-15-2020	755,000	892,788
Discover Financial Services	5.20	4-27-2022	750,000	803,279
Ford Motor Credit Company LLC	5.00	5-15-2018	650,000	690,330
Ford Motor Credit Company LLC	8.00	12-15-2016	250,000	267,164
Homer City Generation LLC	8.73	10-1-2026	1,267,475	1,254,800
Navient Corporation	5.88	3-25-2021	610,000	576,831
Navient Corporation	8.00	3-25-2020	3,280,000	3,476,800
SLM Corporation	6.13	3-25-2024	1,220,000	1,101,050
SLM Corporation	7.25	1-25-2022	930,000	920,119
SLM Corporation	8.45	6-15-2018	1,675,000	1,796,438
Springleaf Finance Corporation	5.40	12-1-2015	1,535,000	1,537,878
Springleaf Finance Corporation	5.75	9-15-2016	1,100,000	1,116,500
Springleaf Finance Corporation	6.00	6-1-2020	1,735,000	1,756,688
Springleaf Finance Corporation	6.50	9-15-2017	200,000	208,000
Springleaf Finance Corporation	6.90	12-15-2017	4,550,000	4,788,875
Springleaf Finance Corporation	7.75	10-1-2021	500,000	538,125
Springleaf Finance Corporation	8.25	10-1-2023	1,160,000	1,273,100

				24,298,140

Diversified Financial Services: 1.87%
Denali Borrower LLC 144A	5.63	10-15-2020	3,510,000	3,733,763
General Electric Capital Corporation	4.65	10-17-2021	187,000	209,148
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	2,615,000	2,340,425
ING US Incorporated	5.50	7-15-2022	750,000	849,440
Moody’s Corporation	5.50	9-1-2020	1,302,000	1,452,479
Newstar Financial Incorporated	7.25	5-1-2020	2,450,000	2,443,875

				11,029,130

Portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Insurance: 1.74%
American International Group Incorporated	4.88%	6-1-2022	$750,000	$834,259
Endurance Specialty Holdings Limited	7.00	7-15-2034	575,000	686,474
Hartford Financial Services Group Incorporated	5.13	4-15-2022	650,000	719,471
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	2,900,000	2,820,250
Hub International Limited 144A	7.88	10-1-2021	2,295,000	2,289,263
Liberty Mutual Group Incorporated 144A	4.95	5-1-2022	750,000	808,471
ProAssurance Corporation	5.30	11-15-2023	750,000	802,814
Progressive Corporation ±	6.70	6-15-2067	600,000	603,000
W.R. Berkley Corporation	4.63	3-15-2022	650,000	690,457

				10,254,459

Real Estate Management & Development: 0.54%
Onex Corporation 144A	7.75	1-15-2021	3,205,000	3,213,013

REITs: 4.77%
Alexandria Real Estate Company	4.60	4-1-2022	650,000	679,210
American Tower Corporation	5.90	11-1-2021	650,000	722,165
Crown Castle International Corporation	4.88	4-15-2022	460,000	487,025
Crown Castle International Corporation	5.25	1-15-2023	95,000	102,244
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	2,975,000	3,056,813
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	4,655,000	4,887,750
ESH Hospitality Incorporated 144A	5.25	5-1-2025	1,000,000	1,003,700
Essex Portfolio LP	3.63	8-15-2022	750,000	757,439
Health Care REIT Incorporated	5.25	1-15-2022	650,000	711,315
Iron Mountain Incorporated	5.75	8-15-2024	4,850,000	4,874,250
Iron Mountain Incorporated 144A	6.00	10-1-2020	230,000	243,800
Iron Mountain Incorporated	6.00	8-15-2023	2,960,000	3,104,300
Sabra Health Care Incorporated	5.38	6-1-2023	850,000	882,938
Sabra Health Care Incorporated	5.50	2-1-2021	1,100,000	1,149,170
The Geo Group Incorporated	5.13	4-1-2023	500,000	490,000
The Geo Group Incorporated	5.88	1-15-2022	2,640,000	2,682,900
The Geo Group Incorporated	5.88	10-15-2024	465,000	469,650
The Geo Group Incorporated	6.63	2-15-2021	1,190,000	1,231,650
Ventas Realty LP	4.25	3-1-2022	650,000	673,455

				28,209,774

Health Care: 5.79%

Biotechnology: 0.13%
Amgen Incorporated	3.63	5-15-2022	750,000	770,157

Health Care Equipment & Supplies: 0.50%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	2,400,000	2,079,000
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	200,000	204,000
Hologic Incorporated 144A	5.25	7-15-2022	670,000	699,313

				2,982,313

Health Care Providers & Services: 3.02%
Acadia Healthcare Company Incorporated	5.63	2-15-2023	195,000	195,244
Acadia Healthcare Company Incorporated 144A	5.63	2-15-2023	75,000	75,094

8	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)
Centene Corporation	5.75%	6-1-2017	$1,000,000	$1,042,500
Community Health Systems Incorporated	6.88	2-1-2022	60,000	60,450
Coventry Health Care Incorporated	5.45	6-15-2021	750,000	835,545
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	445,000	441,751
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	525,000	551,250
Express Scripts Holding Company	3.90	2-15-2022	665,000	687,288
HCA Incorporated	6.50	2-15-2020	1,875,000	2,097,656
HealthSouth Corporation 144A	5.75	11-1-2024	500,000	500,000
HealthSouth Corporation	5.75	11-1-2024	30,000	30,000
HealthSouth Corporation 144A	5.75	9-15-2025	650,000	643,500
HealthSouth Corporation	7.75	9-15-2022	818,000	850,720
Humana Incorporated	7.20	6-15-2018	750,000	847,636
MPT Operating Partnership LP	6.38	2-15-2022	1,075,000	1,123,375
MPT Operating Partnership LP	6.88	5-1-2021	775,000	810,844
Select Medical Corporation	6.38	6-1-2021	6,215,000	5,500,275
Tenet Healthcare Corporation	6.00	10-1-2020	1,475,000	1,593,000

				17,886,128

Health Care Technology: 0.95%
Emdeon Incorporated	11.00	12-31-2019	4,325,000	4,606,125
MedAssets Incorporated	8.00	11-15-2018	1,000,000	1,018,750

				5,624,875

Life Sciences Tools & Services: 0.14%
Life Technologies Corporation	6.00	3-1-2020	750,000	848,225

Pharmaceuticals: 1.05%
Endo Finance LLC 144A	5.38	1-15-2023	375,000	367,763
Endo Finance LLC 144A	5.75	1-15-2022	715,000	698,913
Endo Finance LLC 144A	6.00	7-15-2023	525,000	525,000
Endo Finance LLC 144A	7.75	1-15-2022	2,385,000	2,474,438
Endo Limited 144A	6.00	2-1-2025	775,000	771,125
Pinnacle Incorporated 144A	9.50	10-1-2023	500,000	564,375
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	75,000	67,125
Watson Pharmaceuticals Incorporated	3.25	10-1-2022	750,000	734,717

				6,203,456

Industrials: 4.87%

Aerospace & Defense: 0.17%
BAE Systems Holdings Incorporated 144A	3.80	10-7-2024	1,000,000	1,011,885

Airlines: 0.36%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	1,320,000	1,493,250
Delta Air Lines Incorporated	4.75	11-7-2021	615,466	649,316

				2,142,566

Commercial Services & Supplies: 1.79%
ADT Corporation	3.50	7-15-2022	750,000	703,125
ADT Corporation	4.13	6-15-2023	1,075,000	1,034,688

Portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Commercial Services & Supplies (continued)
ADT Corporation	6.25%	10-15-2021	$1,605,000	$1,733,400
Berry Plastics Corporation 144A	6.00	10-15-2022	215,000	224,675
Covanta Holding Corporation	5.88	3-1-2024	2,260,000	2,243,050
Covanta Holding Corporation	6.38	10-1-2022	1,500,000	1,575,000
Covanta Holding Corporation	7.25	12-1-2020	1,480,000	1,539,200
Penske Truck Leasing Company 144A	3.75	5-11-2017	750,000	770,972
Republic Services Incorporated	3.55	6-1-2022	750,000	771,982

				10,596,092

Construction & Engineering: 0.83%
AECOM	5.75	10-15-2022	215,000	215,000
AECOM	5.88	10-15-2024	2,610,000	2,650,549
United Rentals North America Incorporated	4.63	7-15-2023	1,200,000	1,205,244
United Rentals North America Incorporated	5.50	7-15-2025	850,000	847,875

				4,918,668

Professional Services: 0.15%
Ascent Capital Group Incorporated	4.00	7-15-2020	375,000	253,359
Verisk Analytics Incorporated	5.80	5-1-2021	530,000	589,432

				842,791

Road & Rail: 0.11%
TTX Company 144A	2.60	6-15-2020	650,000	646,620

Trading Companies & Distributors: 1.46%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	4,100,000	4,397,250
H&E Equipment Services Incorporated	7.00	9-1-2022	4,065,000	4,125,975
International Lease Finance Corporation 144A	7.13	9-1-2018	75,000	83,063

				8,606,288

Information Technology: 5.80%

Communications Equipment: 0.30%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,100,000	1,116,500
Motorola Solutions Incorporated	3.75	5-15-2022	750,000	690,579

				1,807,079

Electronic Equipment, Instruments & Components: 1.24%
Jabil Circuit Incorporated	8.25	3-15-2018	5,275,000	5,921,188
L-3 Communications Corporation	4.95	2-15-2021	750,000	786,533
Zebra Technologies Corporation	7.25	10-15-2022	600,000	653,250

				7,360,971

Internet Software & Services: 0.17%
Infor Software Parent LLC 144A	6.50	5-15-2022	550,000	521,125
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	550,000	476,091

				997,216

10	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

IT Services: 2.43%
Audatex North America Incorporated 144A	6.00%	6-15-2021	$2,725,000	$2,744,102
Audatex North America Incorporated 144A	6.13	11-1-2023	1,900,000	1,911,875
First Data Corporation 144A	6.75	11-1-2020	585,000	616,444
First Data Corporation 144A%%	7.00	12-1-2023	275,000	280,500
First Data Corporation	11.75	8-15-2021	4,125,000	4,702,500
SunGard Data Systems Incorporated	6.63	11-1-2019	525,000	543,375
SunGard Data Systems Incorporated	7.38	11-15-2018	2,457,000	2,515,354
SunGard Data Systems Incorporated	7.63	11-15-2020	990,000	1,032,174

				14,346,324

Semiconductors & Semiconductor Equipment: 0.24%
Micron Technology Incorporated 144A	5.25	8-1-2023	375,000	366,371
Micron Technology Incorporated 144A	5.25	1-15-2024	175,000	167,563
Micron Technology Incorporated	5.88	2-15-2022	850,000	864,875

				1,398,809

Software: 0.57%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	705,000	745,679
Activision Blizzard Incorporated 144A	6.13	9-15-2023	175,000	190,531
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	2,160,000	1,544,400
CA Incorporated	5.38	12-1-2019	750,000	815,087
SS&C Technologies Incorporated 144A	5.88	7-15-2023	55,000	57,750

				3,353,447

Technology Hardware, Storage & Peripherals: 0.85%
Hewlett-Packard Company	4.05	9-15-2022	750,000	746,946
NCR Corporation	5.88	12-15-2021	230,000	232,300
NCR Corporation	6.38	12-15-2023	3,950,000	4,063,563

				5,042,809

Materials: 1.34%

Chemicals: 0.13%
Dow Chemical Company	4.13	11-15-2021	750,000	792,845

Containers & Packaging: 1.21%
Ball Corporation	5.25	7-1-2025	190,000	193,088
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	35,000	38,194
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	600,000	553,500
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	425,000	451,031
Owens-Brockway Glass Container Incorporated 144A	6.38	8-15-2025	2,600,000	2,769,000
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	575,000	577,875
Owens-Illinois Incorporated	7.80	5-15-2018	1,295,000	1,439,885
Sealed Air Corporation 144A	5.13	12-1-2024	1,100,000	1,130,250

				7,152,823

Metals & Mining: 0.00%
Indalex Holdings Corporation (i)(s)(a)	11.50	2-1-2020	3,170,000	0

Portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Telecommunication Services: 8.64%

Diversified Telecommunication Services: 3.29%
CenturyLink Incorporated	5.80%	3-15-2022	$600,000	$583,500
Citizens Communications Company	7.88	1-15-2027	355,000	301,750
Frontier Communications Corporation	8.13	10-1-2018	845,000	891,475
Frontier Communications Corporation	8.25	4-15-2017	1,040,000	1,110,970
Frontier Communications Corporation	8.50	4-15-2020	525,000	540,750
GCI Incorporated	6.75	6-1-2021	2,330,000	2,411,550
GCI Incorporated	6.88	4-15-2025	1,200,000	1,236,000
Level 3 Financing Incorporated	5.63	2-1-2023	350,000	359,625
Level 3 Financing Incorporated 144A	5.13	5-1-2023	975,000	985,969
Level 3 Financing Incorporated	5.38	8-15-2022	300,000	305,250
Level 3 Financing Incorporated 144A%%	5.38	1-15-2024	700,000	708,750
Level 3 Financing Incorporated 144A	5.38	5-1-2025	975,000	977,438
Level 3 Financing Incorporated	6.13	1-15-2021	175,000	184,406
Level 3 Financing Incorporated	7.00	6-1-2020	180,000	190,800
Qwest Corporation (i)	7.63	8-3-2021	230,000	241,500
Syniverse Holdings Incorporated	9.13	1-15-2019	6,305,000	5,296,200
Windstream Corporation	6.38	8-1-2023	800,000	634,000
Windstream Corporation	7.88	11-1-2017	2,330,000	2,471,245

				19,431,178

Wireless Telecommunication Services: 5.35%
Crown Castle Towers LLC 144A	6.11	1-15-2040	750,000	828,342
MetroPCS Wireless Incorporated	6.63	11-15-2020	3,300,000	3,399,000
SBA Communications Corporation	4.88	7-15-2022	640,000	654,368
SBA Communications Corporation	5.63	10-1-2019	160,000	167,200
SBA Communications Corporation	5.75	7-15-2020	2,000,000	2,087,500
Sprint Capital Corporation	6.88	11-15-2028	13,665,000	11,341,919
Sprint Capital Corporation	8.75	3-15-2032	2,575,000	2,317,500
Sprint Communications Incorporated	7.00	8-15-2020	475,000	440,563
Sprint Communications Incorporated	11.50	11-15-2021	625,000	656,250
Sprint Corporation	7.13	6-15-2024	960,000	843,600
Sprint Corporation	7.63	2-15-2025	400,000	355,000
Sprint Corporation	7.88	9-15-2023	705,000	650,363
T-Mobile USA Incorporated	6.00	3-1-2023	300,000	299,063
T-Mobile USA Incorporated	6.13	1-15-2022	85,000	86,488
T-Mobile USA Incorporated	6.25	4-1-2021	165,000	170,346
T-Mobile USA Incorporated	6.38	3-1-2025	700,000	701,750
T-Mobile USA Incorporated	6.46	4-28-2019	160,000	164,600
T-Mobile USA Incorporated	6.50	1-15-2024	80,000	81,200
T-Mobile USA Incorporated	6.54	4-28-2020	165,000	169,125
T-Mobile USA Incorporated	6.63	4-1-2023	505,000	515,575
T-Mobile USA Incorporated	6.63	4-28-2021	920,000	952,200
T-Mobile USA Incorporated	6.73	4-28-2022	3,490,000	3,603,425
T-Mobile USA Incorporated	6.84	4-28-2023	1,060,000	1,094,450

				31,579,827

12	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Utilities: 2.22%

Electric Utilities: 0.47%
Great Plains Energy Incorporated	4.85%	6-1-2021	$750,000	$815,672
Otter Tail Corporation (i)	9.00	12-15-2016	1,835,000	1,981,330

				2,797,002

Gas Utilities: 0.45%
AmeriGas Finance LLC	6.75	5-20-2020	1,775,000	1,839,344
AmeriGas Finance LLC	7.00	5-20-2022	795,000	838,725

				2,678,069

Independent Power & Renewable Electricity Producers: 1.05%
Calpine Corporation 144A	6.00	1-15-2022	515,000	541,265
Calpine Corporation 144A	7.88	1-15-2023	530,000	569,088
NSG Holdings LLC 144A	7.75	12-15-2025	2,460,378	2,718,718
Reliant Energy Incorporated	9.24	7-2-2017	394,314	403,186
Reliant Energy Incorporated	9.68	7-2-2026	410,000	412,050
TerraForm Power Operating LLC 144A	5.88	2-1-2023	445,000	410,513
TerraForm Power Operating LLC 144A	6.13	6-15-2025	1,250,000	1,125,000

				6,179,820

Multi-Utilities: 0.25%
Ameren Illinois Company	9.75	11-15-2018	500,000	611,976
CMS Energy Corporation	5.05	3-15-2022	750,000	832,343

				1,444,319

Total Corporate Bonds and Notes (Cost $433,867,984)				430,103,423

Foreign Corporate Bonds and Notes @: 2.57%

Consumer Discretionary: 0.08%

Auto Components: 0.02%
HP Pelzer Holding GmbH (EUR)	7.50	7-15-2021	100,000	115,408

Distributors: 0.02%
GHD Bondco plc (GBP)	7.00	4-15-2020	100,000	131,742

Internet & Catalog Retail: 0.04%
Priceline Group Incorporated (EUR)	2.38	9-23-2024	200,000	221,806

Consumer Staples: 0.11%

Food Products: 0.11%
BRF SA 144A (BRL)	7.75	5-22-2018	3,100,000	667,177

Energy: 0.29%

Energy Equipment & Services: 0.02%
Rapid Holding GmbH 144A (EUR)	6.63	11-15-2020	100,000	111,593

Oil, Gas & Consumable Fuels: 0.27%
Petroleos Mexicanos 144A (MXN)	7.19	9-12-2024	28,200,000	1,602,178

Portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Financials: 1.63%

Banks: 1.53%
Eurofima (AUD)	6.25%	12-28-2018	$2,450,000	$1,945,788
European Investment Bank (ZAR)	9.00	3-31-2021	17,400,000	1,295,476
KfW (TRY)	5.00	1-16-2017	11,400,000	3,664,497
KfW (AUD)	5.00	3-19-2024	1,300,000	1,055,357
Landwirtschaftliche Rentenbank (ZAR)	8.25	5-23-2022	15,000,000	1,069,369

				9,030,487

Diversified Financial Services: 0.10%
AA Bond Company Limited (GBP)	4.25	7-31-2043	200,000	318,602
TES Finance plc (GBP)	6.75	7-15-2020	200,000	291,362

				609,964

Materials: 0.11%

Chemicals: 0.11%
Albemarle Corporation (EUR)	1.88	12-8-2021	600,000	636,203

Telecommunication Services: 0.35%

Diversified Telecommunication Services: 0.06%
Verizon Communications Incorporated (EUR)	3.25	2-17-2026	300,000	369,803

Wireless Telecommunication Services: 0.29%
America Movil SAB de CV (MXN)	7.13	12-9-2024	28,850,000	1,721,100

Total Foreign Corporate Bonds and Notes (Cost $20,012,280)				15,217,461

Foreign Government Bonds @: 23.98%
Brazil (BRL)	10.00	1-1-2017	38,525,000	9,445,577
Brazil (BRL)	10.00	1-1-2025	32,800,000	6,226,484
Colombia (COP)	7.00	5-4-2022	18,650,000,000	6,294,887
Colombia (COP)	7.75	4-14-2021	5,250,000,000	1,844,024
Hungary (HUF)	6.75	11-24-2017	1,305,000,000	5,139,208
Indonesia (IDR)	7.88	4-15-2019	133,640,000,000	9,491,833
Indonesia (IDR)	10.00	7-15-2017	50,000,000,000	3,735,854
Korea (KRW)	5.25	3-10-2027	2,830,000,000	3,254,380
Malaysia (MYR)	3.66	10-15-2020	20,700,000	4,804,125
Malaysia (MYR)	4.18	7-15-2024	19,850,000	4,625,087
Mexico (MXN)	4.75	6-14-2018	191,800,000	11,701,625
Mexico (MXN)	6.50	6-10-2021	40,000,000	2,550,960
Mexico (MXN)	10.00	12-5-2024	76,220,000	5,906,526
Poland (PLN)	1.50	4-25-2020	41,200,000	10,422,187
Poland (PLN)	3.25	7-25-2025	37,100,000	10,083,191
Queensland Treasury (AUD)	5.75	7-22-2024	4,100,000	3,521,807
Republic of South Africa (ZAR)	7.75	2-28-2023	103,000,000	7,308,765
Republic of South Africa (ZAR)	8.00	12-21-2018	129,000,000	9,473,889
Romania (RON)	5.85	4-26-2023	31,550,000	9,212,836
State of New South Wales Australia (AUD)	5.00	8-20-2024	3,900,000	3,247,873
Thailand (THB)	3.25	6-16-2017	110,000,000	3,178,252
Thailand (THB)	3.85	12-12-2025	108,500,000	3,371,506

14	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Foreign Government Bonds (continued)
Turkey (TRY)	6.30%	2-14-2018	$7,325,000	$2,330,362
Turkey (TRY)	9.00	3-8-2017	13,600,000	4,604,240

Total Foreign Government Bonds (Cost $169,688,653)				141,775,478

Loans: 17.12%

Consumer Discretionary: 4.34%

Auto Components: 0.58%
Allison Transmission Incorporated ±	3.50	8-23-2019	3,375,780	3,376,826
TI Group Automotive Systems ±	4.50	6-30-2022	70,000	69,183

				3,446,009

Distributors: 0.50%
Spin Holdco Incorporated ±	4.25	11-14-2019	3,017,749	2,978,759

Diversified Consumer Services: 0.11%
CCM Merger Incorporated ±	4.50	8-8-2021	650,663	648,385

Hotels, Restaurants & Leisure: 0.02%
TGI Friday’s Incorporated ±	5.25	7-15-2020	104,554	104,685

Household Durables: 0.02%
Tempur-Pedic International Incorporated ±	3.50	3-18-2020	110,402	110,362

Household Products: 0.03%
Anchor Glass Container Corporation ±	4.50	7-1-2022	168,602	168,361

Leisure Products: 0.33%
AMF Bowling Centers Incorporated ±	7.25	9-18-2021	1,724,994	1,701,276
Life Time Fitness Incorporated ±	4.25	6-10-2022	274,688	272,570

				1,973,846

Media: 2.17%
Altice US Finance I Corporation ±%%<	0.00	12-14-2022	425,000	416,632
Charter Communications Operating LLC ±	3.50	1-24-2023	445,000	444,373
Entercom Radio LLC ±	4.00	11-23-2018	1,054,857	1,052,662
Learfield Communications Incorporated ±%%<	4.50	10-9-2020	1,440,985	1,437,382
Learfield Communications Incorporated ±	8.75	10-9-2021	2,803,297	2,773,526
Mission Broadcasting Incorporated ±	3.75	10-1-2020	125,483	124,751
Nexstar Broadcasting Incorporated ±	3.75	10-1-2020	142,300	141,470
TWCC Holdings Corporation ±	5.75	2-11-2020	386,510	386,544
TWCC Holdings Corporation ±	7.00	6-26-2020	6,035,000	6,021,783

				12,799,123

Multiline Retail: 0.12%
Doosan Infracore International Incorporated ±	4.50	5-28-2021	200,327	200,203
New Albertson’s Incorporated ±	4.75	6-27-2021	524,700	521,095

				721,298

Portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Specialty Retail: 0.46%
Focus Brands Incorporated ±	4.25%	2-21-2018	$698,118	$696,373
Focus Brands Incorporated ±	10.25	8-21-2018	2,023,863	2,013,743

				2,710,116

Consumer Staples: 0.40%

Food & Staples Retailing: 0.40%
Albertson’s Holdings LLC ±	5.50	8-25-2021	1,613,353	1,612,433
B&G Foods Incorporated ±%%<	0.00	10-7-2022	750,000	749,768

				2,362,201

Energy: 0.49%

Oil, Gas & Consumable Fuels: 0.49%
Hummel Station LLC ±%%<	0.00	9-23-2022	3,025,000	2,919,125

Financials: 2.79%

Capital Markets: 0.23%
American Capital Limited ±	3.50	8-22-2017	1,373,348	1,366,481

Diversified Financial Services: 1.05%
American Beacon Advisors Incorporated ±	5.50	4-30-2022	2,400,555	2,390,545
American Beacon Advisors Incorporated ±	9.75	3-3-2023	440,000	437,800
Ipreo Holdings LLC ±	4.00	8-6-2021	143,553	140,083
LPL Holdings Incorporated ±	3.25	3-29-2019	1,202,885	1,187,849
Neptune Finco Corporation ±	5.00	10-9-2022	700,000	702,002
Sophia Holding Finance ±	4.75	9-30-2022	151,835	151,502
TMFS Holdings LLC ±	5.50	7-30-2021	1,222,650	1,213,480

				6,223,261

Insurance: 0.10%
Asurion LLC ±	8.50	3-3-2021	360,000	323,251
Hub International Limited ±	4.00	10-2-2020	273,441	265,979

				589,230

Real Estate Management & Development: 0.83%
Capital Automotive LP ±	4.00	4-10-2019	3,063,546	3,066,610
Capital Automotive LP ±	6.00	4-30-2020	1,849,333	1,857,045

				4,923,655

REITs: 0.58%
Crown Castle Operating Company ±	3.00	1-31-2021	3,406,471	3,405,040

Health Care: 0.74%

Health Care Equipment & Supplies: 0.15%
DJO Finance LLC ±	4.25	6-8-2020	568,575	563,458
Prestige Brands Incorporated ±	3.50	9-3-2021	307,104	306,886

				870,344

16	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services: 0.37%
Acadia Healthcare Company Incorporated ±	4.25%	2-11-2022	$158,800	$158,800
Community Health Systems Incorporated ±%%<	4.00	1-27-2021	950,000	946,837
Surgery Center Holdings Incorporated ±	5.25	11-3-2020	1,116,563	1,110,053

				2,215,690

Health Care Technology: 0.07%
Alere Incorporated ±	4.25	6-18-2022	109,725	109,725
Hill-Rom Holdings Incorporated ±	3.50	9-8-2022	73,125	73,177
MedAssets Incorporated ±	4.00	12-12-2019	225,087	223,586

				406,488

Pharmaceuticals: 0.15%
Endo Luxembourg Finance Company ±	3.75	9-26-2022	300,000	294,516
Valeant Pharmaceuticals International Incorporated ±	3.75	12-11-2019	172,765	161,131
Valeant Pharmaceuticals International Incorporated ±	4.00	4-1-2022	447,750	415,624

				871,271

Industrials: 2.25%

Aerospace & Defense: 0.51%
TransDigm Incorporated ±	3.75	2-28-2020	3,026,734	2,983,845

Airlines: 0.01%
LM U.S. Corp Acquisition Incorporated ±	8.25	1-25-2021	87,203	86,767

Chemicals: 0.04%
The Chemours Company ±	3.75	5-12-2022	279,300	255,280

Commercial Services & Supplies: 1.02%
ADS Waste Holdings Incorporated ±	3.75	10-9-2019	1,016,091	1,002,759
Gates Global LLC ±	4.25	7-5-2021	866,250	811,624
Interactive Data Corporation ±	4.75	5-2-2021	1,836,750	1,835,979
Owens-lIlinois Incorporated ±	3.50	8-6-2022	169,575	169,928
Sedgwick Claims Management Services Incorporated ±	3.75	3-1-2021	530,957	521,002
W3 Company ±(i)	9.25	9-13-2020	289,275	196,707
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	1,095,007	1,080,641
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	191,768	189,252
WASH Multifamily Laundry Systems LLC ±	8.00	5-12-2023	17,885	17,170
WASH Multifamily Laundry Systems LLC ±	8.00	5-14-2023	102,115	98,030
Waste Industries USA Incorporated ±	4.25	2-27-2020	114,425	114,640

				6,037,732

Electrical Equipment: 0.17%
Nusil Technology LLC ±	5.25	4-7-2017	982,460	974,109

Machinery: 0.09%
Onex Wizard Acquisition Company ±	4.25	3-13-2022	537,300	537,107

Transportation Infrastructure: 0.41%
HGIM Corporation ±	5.50	6-18-2020	2,955,104	1,917,124
OSG Bulk Ships Incorporated ±	5.25	8-5-2019	88,875	87,820
OSG International Incorporated ±	5.75	8-5-2019	400,434	397,430

				2,402,374

Portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 3.06%

Internet Software & Services: 0.43%
Black Knight InfoServ LLC ±	3.75%	5-27-2022	$374,063	$374,298
CCC Information Services Incorporated ±	4.00	12-20-2019	584,475	576,988
Infor US Incorporated ±%%<	3.75	6-3-2020	704,147	684,565
Vertafore Incorporated ±	9.75	10-29-2017	510,000	509,490
Zayo Group LLC ±	3.75	5-6-2021	396,981	396,298

				2,541,639

Semiconductors & Semiconductor Equipment: 0.66%
Avago Technologies ±	3.75	5-6-2021	2,461,781	2,461,091
Freescale Semiconductor Incorporated ±	4.25	3-1-2020	1,458,864	1,457,171

				3,918,262

Software: 0.17%
Emdeon Business Services LLC ±	3.75	11-2-2018	997,442	985,972

Technology Hardware, Storage & Peripherals: 1.80%
CDW LLC ±	3.25	4-29-2020	877,751	874,679
Dell Incorporated ±	4.00	4-29-2020	8,302,653	8,298,004
Kronos Incorporated ±	4.50	10-30-2019	579,078	577,485
Peak 10 Incorporated ±(i)	8.25	6-17-2022	430,000	408,500
Riverbed Technology Incorporated ±	6.00	4-24-2022	497,500	497,500

				10,656,168

Telecommunication Services: 1.66%

Diversified Telecommunication Services: 1.08%
Avaya Incorporated ±	4.82	10-26-2017	199,261	166,383
Level 3 Financing Incorporated ±	4.00	1-15-2020	1,700,000	1,702,975
nTelos Incorporated ±	5.75	11-9-2019	2,009,315	1,994,245
Telesat Canada ±	3.50	3-28-2019	2,564,372	2,541,139

				6,404,742

Wireless Telecommunication Services: 0.58%
LTS Buyer LLC ±	4.00	4-13-2020	1,862,660	1,832,392
LTS Buyer LLC ±	8.00	4-12-2021	566,625	550,573
Syniverse Holdings Incorporated ±	4.00	4-23-2019	1,129,493	1,014,780

				3,397,745

Utilities: 1.39%

Electric Utilities: 1.30%
Green Energy Partners ±	6.50	11-13-2021	1,330,000	1,283,450
Texas Competitive Electric Holdings Company LLC ±(s)	4.66	10-10-2016	20,096,983	6,422,594

				7,706,044

Independent Power & Renewable Electricity Producers: 0.09%
Calpine Corporation ±	4.00	10-9-2019	496,164	496,551

Total Loans (Cost $115,502,743)				101,198,067

18	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 0.06%

New York: 0.06%
Build New York City Resource Corporation Bronx Charter School for Excellence Project Series B (Education Revenue)	5.00%	4-1-2018	$345,000	$342,354

Total Municipal Obligations (Cost $345,000)				342,354

Non-Agency Mortgage-Backed Securities: 7.77%
American General Mortgage Loan Series 2010 Class 1A-A3 144A±	5.65	3-25-2058	294,441	296,743
American Home Mortgage Assets Series 2006-2 Class 1A1 ±	1.18	9-25-2046	3,215,453	2,280,285
Argent Securities Incorporated Series 2004-W5 Class AV3B ±	1.10	4-25-2034	74,810	72,491
Asset Backed Funding Certificates Series 2003-AHL1 Class A1	4.18	3-25-2033	221,284	220,818
Asset Backed Securities Corporation Home Equity Series 2002-HE3 Class M2 ±	2.52	10-15-2032	168,567	167,026
Banc of America Commercial Mortgage Securities Incorporated Series 2006-03 Class AM ±	5.84	7-10-2044	1,340,000	1,360,201
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±	5.48	1-15-2049	500,000	515,765
Banc of America Commercial Mortgage Securities Incorporated Series 2008-1 Class AM ±	6.26	2-10-2051	550,000	593,484
Banc of America Commercial Mortgage Trust Series 2006-5 Class AM	5.45	9-10-2047	750,000	768,471
Banc of America Commercial Mortgage Trust Series 2007-3 Class AM ±	5.56	6-10-2049	430,000	452,208
Banc of America Funding Corporation Series 2005 Class 5-1A1	5.50	9-25-2035	415,298	433,069
Banc of America Funding Corporation Series 2009 Class R6-3A1 144A±	2.06	1-26-2037	78,878	78,952
Banc of America Mortgage Securities Series 2003 Class A-3A1 ±	2.80	2-25-2033	81,921	79,364
Bear Stearns Commercial Mortgage Series 2007-PW17 Class AM ±	5.88	6-11-2050	318,000	337,698
Bear Stearns Commercial Mortgage Series 2007-PW18 Class AM ±	6.08	6-11-2050	100,000	107,429
Centex Home Equity Series 2002-A Class AF6	5.54	1-25-2032	107,876	107,667
Centex Home Equity Series 2002-D Class AF6 ±	4.66	12-25-2032	41,137	41,562
Centex Home Equity Series 2004-B Class AF6	4.69	3-25-2034	216,725	222,146
Citigroup Commercial Mortgage Trust Series 2006 Class C4 ±	5.79	3-15-2049	680,000	693,361
Citigroup Commercial Mortgage Trust Series 2007-C6 Class AM ±	5.71	12-10-2049	450,000	467,873
Citigroup Commercial Mortgage Trust Series 2012-GC8 Class C 144A±	4.88	9-10-2045	1,000,000	1,058,988
Citigroup Mortgage Loan Trust Incorporated Series 2003-HE3 Class A3 ±	0.58	12-25-2033	63,869	61,373
Commercial Mortgage Trust Series 2012-CR2 Class C ±	4.85	8-15-2045	1,000,000	1,053,203
Countrywide Asset Backed Certificates Series 2003-5 Class AF5	5.52	2-25-2034	97,099	100,869
Countrywide Home Loans Series 2003-48 Class 2A2 ±	2.80	10-25-2033	127,734	125,565
Credit Suisse Commercial Mortgage Trust Series 2006-C3 Class AM ±	5.82	6-15-2038	1,045,000	1,066,809
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AM	5.51	9-15-2039	1,500,000	1,541,612
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class AM	5.34	12-15-2039	1,000,000	1,035,510
Credit Suisse First Boston Mortgage Securities Series 2002-AR25 Class 1A1 ±	2.24	9-25-2032	594,819	555,999
Credit Suisse First Boston Mortgage Securities Series 2003-AR15 Class 3A1 ±	2.89	6-25-2033	165,059	163,988
Credit Suisse First Boston Mortgage Securities Series 2003-AR9 Class 2A2 ±	2.39	3-25-2033	43,066	42,106
Credit-Based Asset Servicing & Securitization LLC Series 2005-CB2 Class M1 ±	0.86	4-25-2036	149,425	149,023
Equity One Asset Backed Securities Series 2004-2 Class AF4 ±	4.62	7-25-2034	423,501	428,639
First Horizon Mortgage Pass Through Series 2004-AR1 Class 1A1 ±	2.59	2-25-2034	442,047	437,669
First Horizon Mortgage Pass Through Series 2004-AR4 Class 3A1 ±	2.71	8-25-2034	13,754	13,500
GCCFC Commercial Mortgage Trust Series 2007-GG9 Class AM	5.48	3-10-2039	248,914	257,523
GCCFC Commercial Mortgage Trust Series 2007-GG9 Class AMFX	5.48	3-10-2039	100,000	103,113
Global Mortgage Securitization Limited Series 2004-A Class A2 144A±	0.52	11-25-2032	244,171	236,561
GMAC Mortgage Corporation Loan Series 2003-GH1 Class A5	5.50	7-25-2034	80,226	81,426
Great Wolf Trust Series 2015 Class A 144A±	1.65	5-15-2034	1,015,000	1,009,904

Portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	19

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM ±	5.82%	7-10-2038	$2,600,000	$2,655,020
Greenwich Capital Commercial Funding Corporation Series 2007-GG11 Class A4	5.74	12-10-2049	470,464	490,853
GS Mortgage Securities Trust Series 2006-GG6 Class AM ±	5.55	4-10-2038	835,000	836,895
GS Mortgage Securities Trust Series 2007-GG10 Class A4 ±	5.79	8-10-2045	896,595	937,839
GS Mortgage Securities Trust Series 2010-C1 Class X 144A±(c)	1.48	8-10-2043	5,518,703	310,345
GS Mortgage Securities Trust Series 2012-GCJ7 Class XA ±(c)	2.53	5-10-2045	4,737,674	442,856
GS Mortgage Securities Trust Series 2014-New Class C 144A	3.79	1-10-2031	1,000,000	1,009,632
GSAA Home Equity Trust Series 2004-5 Class AF5 ±	4.87	6-25-2034	14,055	14,145
GSMPS Mortgage Loan Trust Series 2005-AHL Class M1 ±	0.63	4-25-2035	12,606	12,489
GSMPS Mortgage Loan Trust Series 2006-1 Class A1 144A±	0.50	3-25-2035	141,808	139,166
GSMPS Mortgage Loan Trust Series 2006-SEA1 Class A 144A±	0.50	5-25-2036	122,333	121,092
JPMorgan Chase Commercial Mortgage Trust Series 2007-CB18 Class AM ±	5.47	6-12-2047	875,000	906,230
JPMorgan Chase Commercial Mortgage Trust Series 2007-LDPX Class AM ±	5.46	1-15-2049	550,000	563,767
JPMorgan Mortgage Trust Series 2004-A3 Class 2A1 ±	2.67	7-25-2034	73,816	72,718
JPMorgan Mortgage Trust Series 2004-A3 Series 3A3 ±	2.83	7-25-2034	73,805	71,665
JPMorgan Mortgage Trust Series 2005-A3 Class 11A2 ±	2.74	6-25-2035	296,864	302,178
JPMorgan Mortgage Trust Series 2009-7 Class 2A1 144A±	6.00	2-27-2037	50,652	51,704
JPMorgan Mortgage Trust Series 2009-7 Class 5A1 144A±	6.00	2-27-2037	230,712	236,347
Lehman Brothers-UBS Commercial Mortgage Trust Series 2007-C1 Class AM	5.46	2-15-2040	750,000	778,876
Lehman Brothers-UBS Commercial Mortgage Trust Series 2008-C1 Class AM ±	6.10	4-15-2041	820,000	884,591
Lehman XS Trust Series 2006-18N Class A5A ±	0.37	12-25-2036	2,888,115	2,366,604
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 3A1 ±	2.49	12-25-2033	504,511	498,912
MASTR Adjustable Rate Mortgage Trust Series 2003-6 Class 4A2 ±	2.64	1-25-2034	20,206	19,547
MASTR Adjustable Rate Mortgage Trust Series 2004-13 Class 3A7 ±	2.77	11-21-2034	30,037	30,720
MASTR Alternative Loans Trust Series 2005-1 Class 5A1	5.50	1-25-2020	49,538	51,372
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM	5.20	12-12-2049	340,000	351,556
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2007-9 Class A4	5.70	9-12-2049	826,733	864,759
Merrill Lynch Mortgage Trust Series 2005-A8 Class A1B3 ±	5.25	8-25-2036	97,076	100,318
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM ±	5.67	5-12-2039	565,000	572,025
Merrill Lynch Mortgage Trust Series 2007-C1 Class A1A ±	5.84	6-12-2050	630,948	654,380
Mesa Trust Asset Backed Certificates Series 2001-5 Class A 144A±	1.00	12-25-2031	18,652	17,041
Mid State Trust Series 11 Class A1	4.86	7-15-2038	243,395	257,989
MLCC Mortgage Investors Incorporated Series 2003-G Class A2 ±	1.10	1-25-2029	123,290	115,710
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class XA 144A±(c)	1.81	8-15-2045	5,642,379	400,995
Morgan Stanley Capital I Trust Series 2004-NC1 Class M1 ±	1.25	12-27-2033	561,060	541,280
Morgan Stanley Capital I Trust Series 2006-HQ10 Class AM	5.36	11-12-2041	500,000	512,731
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AJ ±	5.79	7-12-2044	1,000,000	1,022,427
Morgan Stanley Capital I Trust Series 2006-HQ9 Class AM ±	5.77	7-12-2044	25,000	25,557
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12-15-2043	500,000	516,764
Morgan Stanley Capital I Trust Series 2007-HQ13 Class A3	5.57	12-15-2044	1,251,155	1,315,375
Morgan Stanley Capital I Trust Series 2010-GG10 Class A4B 144A±	5.79	8-15-2045	615,000	643,400
Morgan Stanley Capital I Trust Series 2012-C4 Class C 144A±	5.52	3-15-2045	900,000	970,589
New Century Home Equity Loan Trust Series 2004-3 Class M1 ±	1.13	11-25-2034	1,165,049	1,029,616
New Century Home Equity Loan Trust Series 2005-1 Class A1MZ ±	0.78	3-25-2035	62,015	61,893
Provident Funding Mortgage Loan Series 2005-1 Class 2A1 ±	2.49	5-25-2035	45,296	45,705
RBSSP Resecuritization Trust Series 2010-3 Class 4A1 144A±	2.93	12-26-2035	30,926	30,946
Renaissance Home Equity Loan Trust Series 2004-4 Class AF4	4.88	2-25-2035	468,842	471,744
Residential Funding Mortgage Securities Trust Series 03-S12 Class 2A1	4.00	12-25-2032	69,530	69,186
Saxon Asset Securities Trust Series 2002-1 Class AF5	6.44	12-25-2030	163,660	169,448
Saxon Asset Securities Trust Series 2003-1 Class AF7	4.03	6-25-2033	585,783	592,852

20	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Non-Agency Mortgage-Backed Securities (continued)
Sequoia Mortgage Trust Series 2003-1 Class 1A ±	0.95%	4-20-2033	$22,165	$21,221
Structured Adjustable Rate Mortgage Loan Trust Series 2004-2 Class 2A ±	2.57	3-25-2034	68,924	68,245
Structured Asset Securities Corporation Series 2002-9 Class A2 ±	0.80	10-25-2027	79,957	78,139
Terwin Mortgage Trust Series 2003-6HE Class A3 ±	1.34	11-25-2033	173,407	173,412
Vendee Mortgage Trust Series 2003-2 Class IO ±(c)	0.76	5-15-2033	5,967,866	191,867
Wachovia Bank Commercial Mortgage Trust Series 2006-C23 Class AM ±	5.47	1-15-2045	1,220,000	1,221,644
Washington Mutual Mortgage Trust Series 2004-RA4 Class 3A	7.50	7-25-2034	185,624	198,330

Total Non-Agency Mortgage-Backed Securities (Cost $45,058,459)				45,932,700

	Dividend yield		Shares

Preferred Stocks: 0.19%

Financials: 0.19%

Banks: 0.19%
GMAC Capital Trust I ±	7.86		44,400	1,146,852

Total Preferred Stocks (Cost $1,130,339)				1,146,852

	Interest rate		Principal

Yankee Corporate Bonds and Notes: 8.67%

Consumer Discretionary: 0.59%

Diversified Consumer Services: 0.10%
Anglo American Capital Company 144A	4.13	9-27-2022	$750,000	615,333

Media: 0.49%
Grupo Televisa SAB	6.00	5-15-2018	750,000	818,292
Myriad International Holdings BV	6.00	7-18-2020	500,000	532,580
Myriad International Holdings BV 144A	6.38	7-28-2017	750,000	786,423
WPP Finance 2010	3.63	9-7-2022	750,000	766,184

				2,903,479

Consumer Staples: 0.47%

Beverages: 0.34%
Anadolu Efes	3.38	11-1-2022	1,400,000	1,222,662
Pernod Ricard SA 144A	4.45	1-15-2022	760,000	794,632

				2,017,294

Tobacco: 0.13%
BAT International Finance plc 144A	3.25	6-7-2022	750,000	766,271

Energy: 0.58%

Energy Equipment & Services: 0.11%
Ensco plc	4.70	3-15-2021	750,000	671,438

Oil, Gas & Consumable Fuels: 0.47%
Baytex Energy Corporation 144A	5.63	6-1-2024	325,000	268,125
Griffin Coal Mining Company Limited 144A(i)(s)(a)	9.50	12-1-2016	1,685,411	674,164

Portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	21

Security name	Interest rate	Maturity date	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Griffin Coal Mining Company Limited (i)(s)(a)	9.50%	12-1-2016	$137,792	$55,117
Petrobras International Finance Company	5.38	1-27-2021	670,000	545,213
Petroleos Mexicanos	4.88	1-24-2022	750,000	763,313
Woodside Finance Limited 144A	8.75	3-1-2019	405,000	473,579

				2,779,511

Financials: 1.53%

Banks: 1.33%
Banco del Estado de Chile 144A	3.88	2-8-2022	650,000	662,072
Corporación Andina de Fomento	4.38	6-15-2022	958,000	1,033,107
Export Import Bank of Korea	5.00	4-11-2022	750,000	845,361
Macquarie Bank Limited 144A	5.00	2-22-2017	750,000	782,847
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	415,000	430,563
Preferred Term Securities XII Limited (i)(s)(a)	1.00	12-24-2033	635,000	0
Royal Bank of Scotland plc	4.38	3-16-2016	750,000	759,488
Standard Chartered Bank 144A	6.40	9-26-2017	650,000	698,946
Teekay Corporation	8.50	1-15-2020	2,685,000	2,678,825

				7,891,209

Diversified Financial Services: 0.20%
General Electric Capital Corporation 144A	2.34	11-15-2020	527,000	528,382
Tyco Electronics Group SA	3.50	2-3-2022	625,000	639,044

				1,167,426

Health Care: 1.08%

Pharmaceuticals: 1.08%
Mallinckrodt plc 144A	5.50	4-15-2025	500,000	455,000
Mallinckrodt plc 144A	5.63	10-15-2023	275,000	258,500
Perrigo Finance plc	3.90	12-15-2024	1,000,000	962,754
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	85,000	73,738
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	985,000	827,400
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	395,000	331,306
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	680,000	649,400
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	3,130,000	2,830,709

				6,388,807

Industrials: 0.49%

Building Products: 0.04%
Allegion plc	5.88	9-15-2023	210,000	219,975

Commercial Services & Supplies: 0.27%
GFL Environmental Incorporated 144A	7.88	4-1-2020	1,575,000	1,608,469

Machinery: 0.04%
Sensata Technologies BV 144A	5.00	10-1-2025	235,000	229,419

Road & Rail: 0.14%
Canadian Pacific Railway Company	4.50	1-15-2022	750,000	807,622

22	Wells Fargo Multi-Sector Income Fund	Portfolio of investments—October 31, 2015

Security name	Interest rate	Maturity date	Principal	Value

Information Technology: 0.26%

Communications Equipment: 0.13%
Ericsson LM	4.13%	5-15-2022	$750,000	$778,660

Internet Software & Services: 0.13%
Tencent Holdings Limited 144A	4.63	12-12-2016	750,000	773,987

Materials: 1.25%

Containers & Packaging: 0.40%
Ardagh Finance Holdings SA (PIK at 8.63%) 144A¥	8.63	6-15-2019	1,286,489	1,305,371
Ardagh Packaging Finance plc 144A	9.13	10-15-2020	1,020,000	1,069,735

				2,375,106

Metals & Mining: 0.60%
ArcelorMittal SA	5.25	2-25-2017	725,000	730,438
ArcelorMittal SA	6.13	6-1-2025	100,000	86,218
ArcelorMittal SA	7.00	2-25-2022	355,000	337,250
Novelis Incorporated	8.38	12-15-2017	550,000	556,119
Novelis Incorporated	8.75	12-15-2020	1,125,000	1,127,813
Vale Overseas Limited	4.38	1-11-2022	750,000	684,000

				3,521,838

Paper & Forest Products: 0.25%
Sappi Limited 144A	7.50	6-15-2032	1,560,000	1,450,800

Telecommunication Services: 2.30%

Diversified Telecommunication Services: 2.04%
Intelsat Jackson Holdings SA	5.50	8-1-2023	6,775,000	5,623,250
Intelsat Jackson Holdings SA	7.25	10-15-2020	650,000	591,500
Intelsat Jackson Holdings SA	7.50	4-1-2021	1,025,000	925,063
Intelsat Luxembourg SA	7.75	6-1-2021	1,435,000	846,650
Intelsat Luxembourg SA	8.13	6-1-2023	5,440,000	3,223,200
Qtel International Finance Limited	5.00	10-19-2025	300,000	328,769
Virgin Media Finance plc 144A	5.38	4-15-2021	162,000	170,100
Virgin Media Finance plc 144A	6.38	4-15-2023	365,000	375,950

				12,084,482

Wireless Telecommunication Services: 0.26%
Globo Communicacoes Participacoes SA 144A	4.88	4-11-2022	750,000	746,250
Telesat Canada Incorporated 144A	6.00	5-15-2017	775,000	786,625

				1,532,875

Utilities: 0.12%

Electric Utilities: 0.12%
Comision Federal de Electricidad 144A	4.88	5-26-2021	650,000	681,688

Total Yankee Corporate Bonds and Notes (Cost $56,757,742)				51,265,689

Portfolio of investments—October 31, 2015	Wells Fargo Multi-Sector Income Fund	23

Security name	Yield	Shares	Value

Short-Term Investments: 2.47%

Investment Companies: 2.47%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)##	0.16%	14,571,777	$14,571,777

Total Short-Term Investments (Cost $14,571,777)			14,571,777

Total investments in securities (Cost $872,539,417) *	138.35%	817,943,051
Other assets and liabilities, net	(38.35)	(226,717,263)

Total net assets	100.00%	$591,225,788

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(c)	Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

†	Non-income-earning security

(i)	Illiquid security for which the designation as illiquid is unaudited.

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.

%%	The security is issued on a when-issued basis.

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.

@	Foreign bond principal is denominated in the local currency of the issuer.

<	All or a portion of the position represents an unfunded loan commitment.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security is segregated for when-issued securities and/or unfunded loans.

*	Cost for federal income tax purposes is $877,787,209 and unrealized gains (losses) consists of:

Gross unrealized gains	$18,064,530
Gross unrealized losses	(77,908,688)

Net unrealized losses	$(59,844,158)

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of

Wells Fargo Multi-Sector Income Fund:

We have audited the accompanying statements of assets and liabilities of the Wells Fargo Multi-Sector Income Fund (the “Fund”), including the summary portfolio of investments, as of October 31, 2015, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (collectively, the “financial statements”), the financial highlights for each of the years in the five-year period then ended (the financial statements and financial highlights are included in Item 1 of this Form N-CSR), and the portfolio of investments as of October 31, 2015 (included in Item 6 of this Form N-CSR). These financial statements, financial highlights, and portfolio of investments are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements, financial highlights, and portfolio of investments based on our audits.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements, financial highlights, and portfolio of investments are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and portfolio of investments. Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements, financial highlights, and portfolio of investments referred to above present fairly, in all material respects, the financial position of Wells Fargo Multi-Sector Income Fund as of October 31, 2015, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts

December 22, 2015

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

PROXY VOTING POLICIES AND

PROCEDURES

REVISED AS OF AUGUST 13,

2014

1. Scope of Policies and Procedures. These Policies and Procedures (“Procedures”) are used to determine how to vote proxies relating to portfolio securities held by the series of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Asset Allocation Trust, Wells Fargo Advantage Global Dividend Opportunity Fund, Wells Fargo Advantage Income Opportunities Fund, Wells Fargo Advantage Multi-Sector Income Fund, and Wells Fargo Advantage Utilities & High Income Fund (the “Trusts”) except for those series that exclusively hold non-voting securities (hereafter, all such series, and all such Trusts not having separate series, holding voting securities are referred to as the “Funds”).

2. Voting Philosophy. The Funds and Wells Fargo Funds Management, LLC (“Funds Management”) have adopted these Procedures to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer. Funds Management exercises its voting responsibility, as a fiduciary, with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, the Funds support sound corporate governance practices within companies in which they invest.

3. Responsibilities

(a) Board of Trustees. The Board of Trustees of each Trust (the “Board”) has delegated the responsibility for voting proxies relating to the Funds’ portfolio securities to Funds Management. The Board retains the authority to make or ratify any voting decisions or approve any changes to these Procedures as the Board deems appropriate. Funds Management will provide reports to the Board regarding voting matters when and as reasonably requested by the Board. The Board shall review these Procedures as often as it deems appropriate to consider whether any revisions are warranted. On an annual basis, the Board shall receive and review a report from Funds Management on the proxy voting process.

(b) Funds Management Proxy Committee

(i)	Responsibilities. The Funds Management Proxy Voting Committee (the “Proxy Committee”) shall be responsible for overseeing the proxy voting process to ensure its implementation in conformance with these Procedures. The Proxy Committee shall monitor Institutional Shareholder Services (“ISS”), the proxy voting agent for Funds Management, to determine that ISS is accurately applying the Procedures as set forth herein. The Proxy Committee shall review the continuing appropriateness of the Procedures set forth herein, recommend revisions to the Board as necessary and provide an annual update to the Board on the proxy voting process.

(ii)	Voting Guidelines. Appendix A hereto sets forth guidelines regarding how proxies will be voted on the issues specified. ISS will vote proxies for or against as directed by the guidelines. Where the guidelines specify a “case by case” determination for a particular issue, ISS will forward the proxy to the Proxy Committee for a vote determination by the Proxy Committee. Finally, with respect to issues for which a vote for or against is specified by the Procedures, the Proxy Committee shall have the authority to direct ISS to forward the proxy to the Proxy Committee for a discretionary vote by the Proxy Committee if the Proxy Committee determines that a case-by-case review of such matter is warranted. The Proxy Committee may also consult Fund sub-advisers on certain proxy voting issues on a case-by-case basis as the Proxy Committee deems appropriate or to the extent that a sub-adviser of a Fund makes a recommendation regarding a proxy voting issue. As a general matter, however, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

(iii)	Proxy Committee. In all cases, the Proxy Committee will exercise its voting discretion in accordance with the voting philosophy of the Funds. In cases where a proxy is forwarded by ISS to the Proxy Committee, the Proxy Committee may be assisted in its voting decision through receipt of: (i) independent research and voting recommendations provided by ISS or other independent sources; (ii) input from the investment sub-adviser responsible for purchasing the security; and (iii) information provided by company management and shareholder groups.

Voting decisions made by the Proxy Committee will be reported to ISS to ensure that the vote is registered in a timely manner and included in Form N-PX reporting.

(iv)

Securities on Loan. As a general matter, securities on loan will not be recalled to facilitate proxy voting (in which case the borrower of the security shall be entitled to vote the proxy). However, if the Proxy

Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs the loss in lending revenue that would result from recalling the security (i.e., if there is a controversial upcoming merger or acquisition, or some other significant matter), the security will be recalled for voting.

(v)	Practical Limitations to Proxy Voting. While Funds Management uses its best efforts to vote proxies, in certain circumstances it may be impractical or impossible for Funds Management to vote proxies (e.g., limited value or unjustifiable costs). For example, in accordance with local law or business practices, many foreign companies prevent the sales of shares that have been voted for a certain period beginning prior to the shareholder meeting and ending on the day following the meeting (“share blocking”). Due to these restrictions, Funds Management must balance the benefits to its clients of voting proxies against the potentially serious portfolio management consequences of a reduced flexibility to sell the underlying shares at the most advantageous time. As a result, Funds Management will generally not vote those proxies in the absence of an unusual, significant vote or compelling economic importance. Additionally, Funds Management may not be able to vote proxies for certain foreign securities if Funds Management does not receive the proxy statement in time to vote the proxies due to custodial processing delays.

(vi)

Conflicts of Interest. Funds Management may have a conflict of interest regarding a proxy to be voted upon if, for example, Funds Management or its affiliates have other relationships with the issuer of the proxy. In most instances, conflicts of interest are avoided through a strict and objective application of the voting guidelines attached hereto. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise require a vote by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing ISS to vote in accordance with the recommendation ISS makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy; (5) consulting with outside legal counsel for guidance on resolution of the conflict of interest; (6) erecting information barriers around the person or persons making voting decisions; (7) voting in proportion to other shareholders (“mirror voting”); or (8) voting in other ways that are consistent with each Fund’s obligation to vote in the best interests of its shareholders. Additionally, the Proxy Committee will not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Fund (such as a sub-adviser or principal underwriter) or any affiliated persons of such affiliated persons and the Proxy Committee will vote all such matters without regard to the conflict.

Funds Management may also have a conflict of interest regarding a proxy to be voted on if a member of the Board has an affiliation, directly or indirectly, with a public or private company (an “Identified Company”). Identified Companies include a Board member’s employer, as well as any company of which the Board member is a director or officer or a 5% or more shareholder. The Proxy Committee shall address such a conflict by instructing ISS to vote in accordance with the recommendation ISS makes to its clients.

(vii)	Meetings. The Proxy Committee shall convene as needed and when discretionary voting determinations need to be considered, and shall have the authority to act by vote of a majority of the Proxy Committee members available at that time. The Proxy Committee shall also meet at least semi- annually to review the Procedures and the performance of ISS in exercising its proxy voting responsibilities.

(viii)	Membership. The voting members of the Proxy Committee shall be Tom Biwer, Travis Keshemberg, Erik Sens, Aldo Ceccarelli and Melissa Duller. Changes to the membership of the Proxy Committee will be made only with Board approval. Upon departure from Funds Management, a member’s position on the Proxy Committee will automatically terminate.

4. Disclosure of Policies and Procedures. Each Fund shall disclose in its statement of additional information a description of the policies and procedures it uses to determine how to vote proxies relating to securities held in its portfolio. In addition, each Fund shall disclose in its semi- and annual reports that a description of its proxy voting policies and procedures is available without charge, upon request, by calling 1-800-222-8222, on the Fund’s web site at www.wellsfargo.com/advantagefunds and on the Securities and Exchange Commission’s website at http://www.sec.gov.

5. Disclosure of Proxy Voting Record. Each Trust shall file with the Commission an annual report on Form N-PX not later than August 31 of each year (beginning August 31, 2004), containing the Trust’s proxy voting record for the most recent twelve-month period ended June 30.

Each Fund shall disclose in its statement of additional information and semi- and annual reports that information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ web site at www.wellsfargo.com/advantagefunds or by accessing the Commission’s web site at www.sec.gov.

Each Fund shall disclose the following information on Form N-PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the Fund was entitled to vote:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security;

•	The Council of Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security (unless the CUSIP is not available through reasonably practicable means, in which case it will be omitted);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the Fund cast its vote on the matter;

•	How the Fund cast its vote (e.g. for or against a proposal, or abstain; for or withhold regarding election of directors); and

•	Whether the Fund cast its vote for or against management.

Form N-PX shall be made available to Fund shareholders through the SEC web site.

APPENDIX A

TO

PROXY VOTING POLICIES AND

PROCEDURES

Funds Management will vote proxies relating to portfolio securities held by the Trusts in accordance with the following proxy voting guidelines. To the extent the specific guidelines below do not address a proxy voting proposal, Funds Management will vote pursuant to ISS’ current U.S. and International proxy voting guidelines. Proxies related to issues not addressed by the specific guidelines below or by ISS’ current U.S. and International proxy voting guidelines will be forwarded to the Proxy Committee for a vote determination by the Proxy Committee.

Uncontested Election of Directors or Trustees

THE FUNDS will generally vote for all uncontested director or trustee nominees. The Nominating Committee is in the best position to select nominees who are available and capable of working well together to oversee management of the company. THE FUNDS will not require a performance test for directors.	FOR

THE FUNDS will generally vote for reasonably crafted shareholder proposals calling for directors to be elected with an affirmative majority of votes cast and/or the elimination of the plurality standard for electing directors, unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard.	FOR

THE FUNDS will withhold votes for a director if the nominee fails to attend at least 75% of the board and committee meetings without a valid excuse.	WITHHOLD

THE FUNDS will vote against routine election of directors if any of the following apply: company fails to disclose adequate information in a timely manner, serious issues with the finances, questionable transactions, conflicts of interest, record of abuses against minority shareholder interests, bundling of director elections, and/or egregious governance practices.	AGAINST

THE FUNDS will withhold votes from the entire board (except for new nominees) where the director(s) receive more than 50% withhold votes out of those cast and the issue that was the underlying cause of the high level of withhold votes has not been addressed.	WITHHOLD

THE FUNDS will withhold votes from members of the Audit Committee and/or the full board if poor accounting practices, which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures, are identified.	WITHHOLD

THE FUNDS will withhold votes from members of the Audit Committee if the company receives an adverse opinion on the company’s financial statements from its auditor.	WITHHOLD

THE FUNDS will withhold votes from members of the Audit Committee if there is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.	WITHHOLD

THE FUNDS will withhold votes from all directors (except for new nominees) if the company has adopted or renewed a poison pill without shareholder approval since the company’s last annual meeting, does not put the pill to a vote at the current annual meeting, and does not have a requirement or does not commit to put the pill to shareholder vote within 12 months. In addition, THE FUNDS will withhold votes on all directors at any company that responds to the majority of the shareholders voting by putting the poison pill to a shareholder vote with a recommendation other than to eliminate the pill.	WITHHOLD

THE FUNDS will withhold votes from compensation committee members if they fail to submit one-time transferable stock options (TSO’s) to shareholders for approval.	WITHHOLD

Limitation on Number of Boards a Director May Sit On

THE FUNDS will withhold votes from directors who sit on more than six boards.	WITHHOLD

THE FUNDS will withhold votes from CEO directors who sit on more than two outside boards besides their own.	WITHHOLD

Ratification of Auditors

THE FUNDS will vote against auditors and withhold votes from audit committee members if non-audit fees are greater than audit fees, audit- related fees, and permitted tax fees, combined. THE FUNDS will follow the disclosure categories being proposed by the SEC in applying the above formula.	AGAINST/WITHHOLD

With the above exception, THE FUNDS will generally vote for proposals to ratify auditors unless:	FOR

• an auditor has a financial interest in or association with the company, and is therefore not independent, or	AGAINST

• there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position.	AGAINST

THE FUNDS will vote against proposals that require auditors to attend annual meetings as auditors are regularly reviewed by the board audit committee, and such attendance is unnecessary.	AGAINST

THE FUNDS will vote for shareholder proposals requesting a shareholder vote for audit firm ratification.	FOR

THE FUNDS will vote against shareholder proposals asking for audit firm rotation. This practice is viewed as too disruptive and too costly to implement for the benefit achieved.	AGAINST

Company Name Change/Purpose

THE FUNDS will vote for proposals to change the company name as management and the board is best suited to determine if such change in company name is necessary.	FOR

However, where the name change is requested in connection with a reorganization of the company, the vote will be based on the merits of the reorganization.	CASE-BY-CASE

In addition, THE FUNDS will generally vote for proposals to amend the purpose of the company. Management is in the best position to know whether the description of what the company does is accurate, or whether it needs to be updated by deleting, adding or revising language.	FOR

Employee Stock Purchase Plans/401(k) Employee Benefit Plans

THE FUNDS will vote for proposals to adopt, amend or increase authorized shares for employee stock purchase plans and 401(k) plans for employees as properly structured plans enable employees to purchase common stock at a slight discount and thus own a beneficial interest in the company, provided that the total cost of the company’s plan is not above the allowable cap for the company.	FOR

Similarly, THE FUNDS will generally vote for proposals to adopt or amend thrift and savings plans, retirement plans, pension plans and profit plans.	FOR

Anti-Hedging/Pledging/Speculative Investments Policy

THE FUNDS will consider proposals prohibiting named executive officers from engaging in derivative or speculative transactions involving company stock, including hedging, holding stock in a margin account, or pledging stock as collateral for a loan on a case-by-case basis. The company’s existing policies regarding responsible use of company stock will be considered.	CASE-BY-CASE

Approve Other Business

THE FUNDS will generally vote for proposals to approve other business. This transfer of authority allows the corporation to take certain ministerial steps that may arise at the annual or special meeting.	FOR

However, THE FUNDS retains the discretion to vote against such proposals if adequate information is not provided in the proxy statement, or the measures are significant and no further approval from shareholders is sought.	AGAINST

Independent Board of Directors/Board Committees

THE FUNDS will vote for proposals requiring that two-thirds of the board be independent directors. An independent board faces fewer conflicts and is best prepared to protect stockholders’ interests.	FOR

THE FUNDS will withhold votes from insiders and affiliated outsiders on boards that are not at least majority independent.	WITHHOLD

THE FUNDS will withhold votes from compensation committee members where there is a pay-for- performance disconnect (for Russell 3000 companies).	WITHHOLD

THE FUNDS will vote for proposals requesting that the board audit, compensation and/or nominating committees be composed of independent directors, only. Committees should be composed entirely of independent directors in order to avoid conflicts of interest.	FOR

THE FUNDS will withhold votes from any insiders or affiliated outsiders on audit, compensation or nominating committees. THE FUNDS will withhold votes from any insiders or affiliated outsiders on the board if any of these key committees has not been established.	WITHHOLD

THE FUNDS will vote against proposals from shareholders requesting an independent compensation consultant.	AGAINST

Director Fees

THE FUNDS, will vote for proposals to set director fees.	FOR

Minimum Stock Requirements by Directors

THE FUNDS will vote against proposals requiring directors to own a minimum number of shares of company stock in order to qualify as a director, or to remain on the board. Minimum stock ownership requirements can impose an across-the-board requirement that could prevent qualified individuals from serving as directors.	AGAINST

Indemnification and Liability Provisions for Directors and Officers

THE FUNDS will vote for proposals to allow indemnification of directors and officers, when the actions taken were on behalf of the company and no criminal violations occurred. THE FUNDS will also vote in favor of proposals to purchase liability insurance covering liability in connection with those actions. Not allowing companies to indemnify directors and officers to the degree possible under the law would limit the ability of the company to attract qualified individuals.	FOR

Alternatively, THE FUNDS will vote against indemnity proposals that are overly broad. For example, THE FUNDS will oppose proposals to indemnify directors for acts going beyond mere carelessness, such as gross negligence, acts taken in bad faith, acts not otherwise allowed by state law or more serious violations of fiduciary obligations.	AGAINST

Nominee Statement in the Proxy

THE FUNDS will vote against proposals that require board nominees to have a statement of candidacy in the proxy, since the proxy statement already provides adequate information pertaining to the election of directors.	AGAINST

Director Tenure/Retirement Age

THE FUNDS will vote against proposals to limit the tenure of directors as such limitations based on an arbitrary number could prevent qualified individuals from serving as directors. However, THE FUNDS is in favor of inserting cautionary language when the average director tenure on the board exceeds 15 years for the entire board.	AGAINST

The Funds will vote for proposals to establish a mandatory retirement age for directors provided that such retirement age is not less than 65.	FOR

Board Powers/Procedures/Qualifications

THE FUNDS will consider on a case-by-case basis proposals to amend the corporation’s By-laws so that the Board of Directors shall have the power,	CASE-BY-CASE

without the assent or vote of the shareholders, to make, alter, amend, or rescind the By-laws, fix the amount to be reserved as working capital, and fix the number of directors and what number shall constitute a quorum of the Board. In determining these issues, THE FUNDS will rely on the proxy voting Guidelines.

Adjourn Meeting to Solicit Additional Votes

THE FUNDS will examine proposals to adjourn the meeting to solicit additional votes on a case-by-case basis. As additional solicitation may be costly and could result in coercive pressure on shareholders, THE FUNDS will consider the nature of the proposal and its vote recommendations for the scheduled meeting.	CASE-BY-CASE

THE FUNDS will vote for this item when:

THE FUNDS is supportive of the underlying merger proposal; the company provides a sufficient, compelling reason to support the adjournment proposal; and the authority is limited to adjournment proposals requesting the authority to adjourn solely to solicit proxies to approve a transaction THE FUNDS supports.	FOR

Reimbursement of Solicitation Expenses

THE FUNDS will consider contested elections on a case-by-case basis, considering the following factors: long-term financial performance of the target company relative to its industry; management’s track record; background of the proxy contest; qualifications of director or trustee nominees (both slates); evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.	CASE-BY-CASE

Board Structure: Staggered vs. Annual Elections

THE FUNDS will consider the issue of classified boards on a case-by-case basis. In some cases, the division of the board into classes, elected for staggered terms, can entrench the incumbent management and make them less responsive to shareholder concerns. On the other hand, in some cases, staggered elections may provide for the continuity of experienced directors on the Board.	CASE-BY-CASE

Removal of Directors

THE FUNDS will consider on a case-by-case basis proposals to eliminate shareholders’ rights to remove directors with or without cause or only with approval of two-thirds or more of the shares entitled to vote.	CASE-BY-CASE

However, a requirement that a 75% or greater vote be obtained for removal of directors is abusive and will warrant a vote against the proposal.	AGAINST

Board Vacancies

THE FUNDS will vote against proposals that allow the board to fill vacancies without shareholder approval as these authorizations run contrary to basic shareholders’ rights.	AGAINST

Alternatively, THE FUNDS will vote for proposals that permit shareholders to elect directors to fill board vacancies.	FOR

Cumulative Voting

THE FUNDS will vote on proposals to permit or eliminate cumulative voting on a case-by-case basis based upon the existence of a counter balancing governance structure and company performance, in accordance with its proxy voting guideline philosophy.	CASE-BY-CASE

THE FUNDS will vote for against cumulative voting if the board is elected annually.	AGAINST

Board Size

THE FUNDS will vote for proposals that seek to fix the size of the board, as the ability for management to increase or decrease the size of the board in the face of a proxy contest may be used as a takeover defense.	FOR

However, if the company has cumulative voting, downsizing the board may decrease a minority shareholder’s chances of electing a director.

By increasing the size of the board, management can make it more difficult for dissidents to gain control of the board. Fixing the size of the board also prevents a reduction in the board size as a means to oust independent directors or those who cause friction within an otherwise homogenous board.

Shareholder Rights Plan (Poison Pills)

THE FUNDS will generally vote for proposals that request a company to submit its poison pill for shareholder ratification.	FOR

Alternatively, THE FUNDS will analyze proposals to redeem a company’s poison pill, or requesting the ratification of a poison pill on a case-by-case basis.	CASE-BY-CASE

Poison pills are one of the most potent anti-takeover measures and are generally adopted by boards without shareholder approval. These plans harm shareholder value and entrench management by deterring stock acquisition offers that are not favored by the board.

Fair Price Provisions

THE FUNDS will consider fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed mechanism, the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.	CASE-BY-CASE

THE FUNDS will vote against fair price provisions with shareholder vote requirements of 75% or more of disinterested shares.	AGAINST

Greenmail

THE FUNDS will generally vote in favor of proposals limiting the corporation’s authority to purchase shares of common stock (or other outstanding securities) from a holder of a stated interest (5% or more) at a premium unless the same offer is made to all shareholders. These are known as “anti-greenmail” provisions. Greenmail discriminates against rank-and-file shareholders and may have an adverse effect on corporate image.	FOR

If the proposal is bundled with other charter or bylaw amendments, THE FUNDS will analyze such proposals on a case-by-case basis. In addition, THE FUNDS will analyze restructurings that involve the payment of pale greenmail on a case-by-case basis.	CASE-BY-CASE

Voting Rights

THE FUNDS will vote for proposals that seek to maintain or convert to a one-share, one-vote capital structure as such a principle ensures that management is accountable to all the company’s owners.	FOR

Alternatively, THE FUNDS will vote against any proposals to cap the number of votes a shareholder is entitled to. Any measure that places a ceiling on voting may entrench management and lessen its interest in maximizing shareholder value.	AGAINST

Dual Class/Multiple-Voting Stock

THE FUNDS will vote against proposals that authorize, amend or increase dual class or multiple-voting stock which may be used in exchanges or	AGAINST

recapitalizations. Dual class or multiple-voting stock carry unequal voting rights, which differ from those of the broadly traded class of common stock.

Alternatively, THE FUNDS will vote for the elimination of dual class or multiple-voting stock, which carry different rights than the common stock.	FOR

Confidential Voting

THE FUNDS will vote for proposals to adopt confidential voting.	FOR

Vote Tabulations

THE FUNDS will vote against proposals asking corporations to refrain from counting abstentions and broker non-votes in their vote tabulations and to eliminate the company’s discretion to vote unmarked proxy ballots. Vote counting procedures are determined by a number of different standards, including state law, the federal proxy rules, internal corporate policies, and mandates of the various stock exchanges.	AGAINST

Equal Access to the Proxy

THE FUNDS will evaluate Shareholder proposals requiring companies to give shareholders access to the proxy ballot for the purpose of nominating board members, on a case-by-case basis taking into account the ownership threshold proposed in the resolution and the proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.	CASE-BY-CASE

Disclosure of Information

THE FUNDS will vote against shareholder proposals requesting fuller disclosure of company policies, plans, or business practices. Such proposals rarely enhance shareholder return and in many cases would require disclosure of confidential business information.	AGAINST

Annual Meetings

THE FUNDS will vote for proposals to amend procedures or change date or location of the annual meeting. Decisions as to procedures, dates or locations of meetings are best placed with management.	FOR

Alternatively, THE FUNDS will vote against proposals from shareholders calling for a change in the location or date of annual meetings as no date or location proposed will be acceptable to all shareholders.	AGAINST

THE FUNDS will generally vote in favor of proposals to reduce the quorum necessary for shareholders’ meetings, subject to a minimum of a simple	FOR

majority of the company’s outstanding voting shares.

Shareholder Advisory Committees/Independent Inspectors

THE FUNDS will vote against proposals seeking to establish shareholder advisory committees or independent inspectors. The existence of such bodies dilutes the responsibility of the board for managing the affairs of the corporation.	AGAINST

Technical Amendments to the Charter of Bylaws

THE FUNDS will generally vote in favor of charter and bylaw amendments proposed solely to conform to modern business practices, for simplification, or to comply with what management’s counsel interprets as applicable law.	FOR

However, amendments that have a material effect on shareholder’s rights will be considered on a case-by-case basis.	CASE-BY-CASE

Bundled Proposals

THE FUNDS will vote for bundled or “conditional” proxy proposals on a case-by-case basis, as THE FUNDS will examine the benefits and costs of the packaged items, and determine if the effect of the conditioned items are in the best interests of shareholders.	CASE-BY-CASE

Dividends

THE FUNDS will vote for proposals to allocate income and set dividends.	FOR

THE FUNDS will also vote for proposals that authorize a dividend reinvestment program as it allows investors to receive additional stock in lieu of a cash dividend.	FOR

However, if a proposal for a special bonus dividend is made that specifically rewards a certain class of shareholders over another, THE FUNDS will vote against the proposal.	AGAINST

THE FUNDS will also vote against proposals from shareholders requesting management to redistribute profits or restructure investments. Management is best placed to determine how to allocate corporate earnings or set dividends.	AGAINST

Reduce the Par Value of the Common Stock

THE FUNDS will vote for proposals to reduce the par value of common stock.	FOR

Preferred Stock Authorization

THE FUNDS will generally vote for proposals to create preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights, or where the stock may be used to consummate beneficial acquisitions, combinations or financings.	FOR

Alternatively, THE FUNDS will vote against proposals to authorize or issue preferred stock if the board has asked for the unlimited right to set the terms and conditions for the stock and may issue it for anti-takeover purposes without shareholder approval (blank check preferred stock).	AGAINST

In addition, THE FUNDS will vote against proposals to issue preferred stock if the shares to be used have voting rights greater than those available to other shareholders.	AGAINST

THE FUNDS will vote for proposals to require shareholder approval of blank check preferred stock issues for other than general corporate purposes (white squire placements).	FOR

Preemptive Rights

THE FUNDS will generally vote for proposals to eliminate preemptive rights. Preemptive rights are unnecessary to protect shareholder interests due to the size of most modern companies, the number of investors and the liquidity of trading.	FOR

Share Repurchase Plans

THE FUNDS will vote for share repurchase plans, unless:	FOR

• there is clear evidence of past abuse of the authority; or	AGAINST

• the plan contains no safeguards against selective buy-backs.	AGAINST

Corporate stock repurchases are a legitimate use of corporate funds and can add to long-term shareholder returns.

Executive and Director Compensation Plans

THE FUNDS will analyze on a case-by-case basis proposals on executive or director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout	CASE-BY-CASE

sensitivity to increases in shareholder value. Such proposals may seek shareholder approval to adopt a new plan, or to increase shares reserved for an existing plan.

THE FUNDS will review the potential cost and dilutive effect of the plan. After determining how much the plan will cost, ISS evaluates whether the cost is reasonable by comparing the cost to an allowable cap. The allowable cap is industry-specific, market cap-base, and pegged to the average amount paid by companies performing in the top quartile of their peer groups. If the proposed cost is below the allowable cap, THE FUNDS will vote for the plan. ISS will also apply a pay for performance overlay in assessing equity-based compensation plans for Russell 3000 companies.	FOR

If the proposed cost is above the allowable cap, THE FUNDS will vote against the plan.	AGAINST

Among the plan features that may result in a vote against the plan are:	AGAINST

• plan administrators are given the authority to reprice or replace underwater options; repricing guidelines will conform to changes in the NYSE and NASDAQ listing rules.

THE FUNDS will vote against equity plans that have high average three- year burn rate. (The burn rate is calculated as the total number of stock awards and stock options granted any given year divided by the number of common shares outstanding.) THE FUNDS will define a high average three-year burn rate as the following: The company’s most recent three-year burn rate exceeds one standard deviation of its four-digit GICS peer group segmented by Russell 3000 index and non-Russell 3000 index; and the company’s most recent three-year burn rate exceeds 2% of common shares outstanding. For companies that grant both full value awards and stock options to their employees, THE FUNDS shall apply a premium on full value awards for the past three fiscal years.	AGAINST

Even if the equity plan fails the above burn rate, THE FUNDS will vote for the plan if the company commits in a public filing to a three-year average burn rate equal to its GICS group burn rate mean plus one standard deviation. If the company fails to fulfill its burn rate commitment, THE FUNDS will consider withholding from the members of the compensation committee.	FOR

THE FUNDS will calculate a higher award value for awards that have Dividend Equivalent Rights (DER’s) associated with them.	CASE-BY-CASE

THE FUNDS will generally vote for shareholder proposals requiring performance-based stock options unless the proposal is overly restrictive or	FOR

the company demonstrates that it is using a substantial portion of performance-based awards for its top executives.

THE FUNDS will vote for shareholder proposals asking the company to expense stock options, as a result of the FASB final rule on expensing stock options.	FOR

THE FUNDS will generally vote for shareholder proposals to exclude pension fund income in the calculation of earnings used in determining executive bonuses/compensation.	FOR

THE FUNDS will generally vote for TSO awards within a new equity plan if the total cost of the equity plan is less than the company’s allowable cap.	FOR

THE FUNDS will generally vote against shareholder proposals to ban future stock option grants to executives. This may be supportable in extreme cases where a company is a serial repricer, has a huge overhang, or has highly dilutive, broad-based (non-approved) plans and is not acting to correct the situation.	AGAINST

THE FUNDS will evaluate shareholder proposals asking companies to adopt holding periods for their executives on a case-by-case basis taking into consideration the company’s current holding period or officer share ownership requirements, as well as actual officer stock ownership in the company.	CASE-BY-CASE

For certain OBRA-related proposals, THE FUNDS will vote for plan provisions that (a) place a cap on annual grants or amend administrative features, and (b) add performance criteria to existing compensation plans to comply with the provisions of Section 162(m) of the Internal Revenue Code.	FOR

In addition, director compensation plans may also include stock plans that provide directors with the option of taking all or a portion of their cash compensation in the form of stock. THE FUNDS will consider these plans based on their voting power dilution.	CASE-BY-CASE

THE FUNDS will generally vote for retirement plans for directors.	FOR

THE FUNDS will evaluate compensation proposals (Tax Havens) requesting share option schemes or amending an existing share option scheme on a case-by-case basis.	CASE-BY-CASE

Stock options align management interests with those of shareholders by motivating executives to maintain stock price appreciation. Stock options, however, may harm shareholders by diluting each owner’s interest. In addition, exercising options can shift the balance of voting power by increasing executive ownership.

Bonus Plans

THE FUNDS will vote for proposals to adopt annual or long-term cash or cash-and-stock bonus plans on a case-by-case basis. These plans enable companies qualify for a tax deduction under the provisions of Section 162(m) of the IRC. Payouts under these plans may either be in cash or stock and are usually tied to the attainment of certain financial or other performance goals. THE FUNDS will consider whether the plan is comparable to plans adopted by companies of similar size in the company’s industry and whether it is justified by the company’s performance.	CASE-BY-CASE

Deferred Compensation Plans

THE FUNDS will generally vote for proposals to adopt or amend deferred compensation plans as they allow the compensation committee to tailor the plan to the needs of the executives or board of directors, unless	FOR

• the proposal is embedded in an executive or director compensation plan that is contrary to guidelines	AGAINST

Disclosure on Executive or Director Compensation Cap or Restrict Executive or Director Compensation

THE FUNDS will generally vote for shareholder proposals requiring companies to report on their executive retirement benefits (deferred compensation, split-dollar life insurance, SERPs, and pension benefits.	FOR

THE FUNDS will generally vote for shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote, unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.	FOR

THE FUNDS will generally vote against proposals seek to limit executive and director pay.	AGAINST

Tax-Gross-Up Payments

THE FUNDS will examine on a case-by-case basis proposals calling for companies to adopt a policy of not providing tax gross-up payments to executives.	CASE-BY-CASE

Relocation Benefits

The FUNDS will not consider relocation benefits as a problematic pay practice in connection with management say-on-pay proposals.

Exchange Offers/Re-Pricing

The FUNDS will not vote against option exchange programs made available to executives and directors that are otherwise found acceptable.

Golden and Tin Parachutes

THE FUNDS will vote for proposals that seek shareholder ratification of golden or tin parachutes as shareholders should have the opportunity to approve or disapprove of these severance agreements.	FOR

Alternatively, THE FUNDS will examine on a case-by-case basis proposals that seek to ratify or cancel golden or tin parachutes. Effective parachutes may encourage management to consider takeover bids more fully and may also enhance employee morale and productivity. Among the arrangements that will be considered on their merits are:	CASE-BY-CASE

• arrangements guaranteeing key employees continuation of base salary for more than three years or lump sum payment of more than three times base salary plus retirement benefits;

• guarantees of benefits if a key employee voluntarily terminates;

• guarantees of benefits to employees lower than very senior management; and

• indemnification of liability for excise taxes.

By contrast, THE FUNDS will vote against proposals that would guarantee benefits in a management-led buyout.	AGAINST

Stakeholder Laws

THE FUNDS will vote against resolutions that would allow the Board to consider stakeholder interests (local communities, employees, suppliers, creditors, etc.) when faced with a takeover offer.	AGAINST

Similarly, THE FUNDS will vote for proposals to opt out of stakeholder laws, which permit directors, when taking action, to weight the interests of constituencies other than shareholders in the process of corporate decision-making. Such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.	FOR

Mergers/Acquisitions and Corporate Restructurings

THE FUNDS will consider proposals on mergers and acquisitions on a case-by-case basis. THE FUNDS will determine if the transaction is in the best economic interests of the shareholders. THE FUNDS will take into account the following factors:	CASE-BY-CASE

• anticipated financial and operating benefits;

• offer price (cost versus premium);

• prospects for the combined companies;

• how the deal was negotiated;

• changes in corporate governance and their impact on shareholder rights.

In addition, THE FUNDS will also consider whether current shareholders would control a minority of the combined company’s outstanding voting power, and whether a reputable financial advisor was retained in order to ensure the protection of shareholders’ interests.	CASE-BY-CASE

On all other business transactions, i.e. corporate restructuring, spin-offs, asset sales, liquidations, and restructurings, THE FUNDS will analyze such proposals on a case-by-case basis and utilize the majority of the above factors in determining what is in the best interests of shareholders. Specifically, for liquidations, the cost versus premium factor may not be applicable, but THE FUNDS may also review the compensation plan for executives managing the liquidation.	CASE-BY-CASE

Appraisal Rights

THE FUNDS will vote for proposals to restore, or provide shareholders with rights of appraisal.	FOR

Rights of appraisal provide shareholders who are not satisfied with the terms of certain corporate transactions (such as mergers) the right to demand a judicial review in order to determine the fair value of their shares.

Mutual Fund Proxies

THE FUNDS will vote mutual fund proxies on a case-by-case basis. Proposals may include, and are not limited to, the following issues:	CASE-BY-CASE

• eliminating the need for annual meetings of mutual fund shareholders;

• entering into or extending investment advisory agreements and management contracts;

• permitting securities lending and participation in repurchase agreements;

• changing fees and expenses; and

• changing investment policies.

APPENDIX

B TO

PROXY VOTING POLICIES AND

PROCEDURES

Members of Funds Management Proxy Voting Committee

Thomas C. Biwer, CFA

Mr. Biwer has over 38 years of investment industry experience. He has served as an investment analyst, portfolio strategist, and corporate pension officer. He received B.S. and M.B.A. degrees from the University of Illinois and has earned the right to use the CFA designation.

Erik J. Sens, CFA

Mr. Sens has over 22 years of investment industry experience. He has served as an investment analyst and portfolio manager. He received undergraduate degrees in Finance and Philosophy from the University of San Francisco and has earned the right to use the CFA designation.

Travis L. Keshemberg, CFA

Mr. Keshemberg has over 17 years of investment industry experience. He has served as an overlay portfolio manager and investment consultant. He holds a Master’s Degree from the University of Wisconsin – Milwaukee and Bachelor’s degree from Marquette University. He has earned the right to use the CFA, CIPM and CIMA designations.

Aldo Ceccarelli, CFA

Mr. Ceccarelli has over 14 years of investment industry experience. He has served as Fixed Income Analyst with responsibilities including portfolio manager selection and performance. He earned his bachelor’s degree in business administration with an emphasis in economics from Santa Clara University. He has earned the right to use the CFA designation and is a member of the CFA Institute and the CFA society of San Francisco.

Melissa Duller, CIMA, CFA

Ms. Duller has over 16 years of experience in the investment industry. She has served as an investment analyst, provides oversight for domestic equity strategies and assists with investment communications for core equity mutual funds, sector specific mutual funds, and closed-end funds. She has also provided research and communications for growth equity and international equity strategies as well as short-term and tax advantaged fixed income products. In addition, she has served as a regional investment manager for high net worth individuals, personal trusts, and charitable foundations.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

PORTFOLIO MANAGERS

Ashok Bhatia, CFA

Ashok Bhatia is co-lead of the Wells Capital Management Customized Fixed Income team and senior portfolio manager. He joined Wells Capital Management from Balyasny Asset Management where he oversaw a discretionary global macro portfolio for 5 years and prior to this also worked at Stark Investments for 5 years as co-head of global macro, fixed income, emerging markets and commodities strategies. Ashok left Strong Capital Management in 2004 where he was a portfolio manager on what is now the WellsCap Customized Fixed Income Team (Strong was acquired by Wells Fargo on 1/1/05 and the investment teams became part of Wells Capital Management). Ashok previously worked for Morgan Stanley and LaSalle Advisors, focusing on commercial and residential mortgage backed securities trading. He earned his bachelor’s degree from the University of Michigan and MBA from the University of Chicago. Ashok has earned the right to use the CFA designation.

Christopher Y. Kauffman, CFA

Mr. Kauffman is a portfolio manager for the Wells Capital Management Fixed Income team. He joined WellsCap from Tattersall Advisory Group (TAG), where he served in a similar role since 2003. He began his investment industry career in 1997 as an investment officer for NISA Investment Advisors, where he was responsible for MBS analysis, risk assessment, and trading. He earned a bachelor’s degree in finance and economics and a master’s degree in business administration with an emphasis in finance from Washington University in St. Louis. He has earned the right to use the CFA designation and is a member of the St. Louis Society of Financial Analysts and the CFA Institute.

Michael Lee

Mr. Lee is a senior portfolio manager with the First International Advisors team at Wells Capital Management. Mike is one of five senior members of the investment team that forms the Senior Strategy Team. His responsibilities include the day-to-day management and implementation of portfolio strategies. He joined WellsCap from Evergreen Investments, where he served in a similar role since 1992. Prior to this, he worked at Northern Trust Co. Earlier, he held investment positions at JPMorganChase and National Westminster Bank. Michael began his investment industry career in 1982. He is a member of the U.K. Society of Investment Professionals.

Niklas Nordenfelt, CFA

Mr. Nordenfelt is currently managing director, senior portfolio manager with the Sutter High Yield Fixed Income team at Wells Capital Management. Niklas joined the Sutter High Yield Fixed Income team of Wells Capital Management in February 2003 as investment strategist. Niklas began his investment career in 1991 and has managed portfolios ranging from quantitative-based and tactical asset allocation strategies to credit driven portfolios. Previous to joining Sutter, Niklas was at Barclays Global Investors (BGI) from 1996-2002 where he was a principal. At BGI, he worked on their international and emerging markets equity strategies after having managed their asset allocation products. Prior to this, Niklas was a quantitative analyst at Fidelity and a portfolio manager and group leader at Mellon Capital Management. He earned a bachelor’s degree in economics from the University of California, Berkeley, and has earned the right to use the CFA designation.

Tony Norris

Mr. Norris is a managing director and senior portfolio manager with the First International Advisors team at Wells Capital Management. Tony is one of five senior members of the investment team that forms the Senior Strategy Team. His responsibilities include developing investment strategies, macro-portfolio allocation, portfolio positioning, and risk management. He joined WellsCap from Evergreen Investments, where he served in a similar role since 1990. Previously, he spent several years in banking, with particular emphasis on foreign exchange. Tony served in senior executive positions at Reserve Asset Managers and Gillett Brothers Fund Management. He began his investment industry career in 1967 at Wallace Brothers Bank. He is a member of the Society of Technical Analysts and is an associate of the International Federation of Technical Analysts.

Alex Perrin

Mr. Perrin is a senior portfolio manager with the First International Advisors team at Wells Capital Management. Alex is one of five senior members of the investment team that forms the Senior Strategy Team. His responsibilities include developing investment strategies, macro-portfolio allocation, portfolio positioning, and risk management. He joined First International Advisors in 1992. Alex earned a bachelor’s degree in mathematics and computer science from Hull University in the U.K. He is a member of the Society of Technical Analysts and an Associate Member of the U.K. Society of Investment Professionals.

Philip Susser

Mr. Susser is currently managing director, senior portfolio manager, and co-head of the Sutter High Yield Fixed Income team at Wells Capital Management. Philip joined the Sutter High Yield Fixed Income team as a senior research analyst in 2001. He has extensive research experience in the cable/satellite, gaming, hotels, restaurants, printing/publishing, telecom, REIT, lodging and distressed sectors. Philip’s investment experience began in 1995 spending three years as a securities lawyer at Cahill Gordon and Shearman & Sterling representing underwriters and issuers of high yield debt. Later, Philip evaluated venture investment opportunities for MediaOne Ventures before joining Deutsche Bank as a research analyst. He received his bachelor’s degree in economics from the University of Pennsylvania and his law degree from the University of Michigan Law School.

Christopher Wightman

Mr. Wightman is a senior portfolio manager with the First International Advisors team at Wells Capital Management. Chris is one of five senior members of the investment team that forms the Senior Strategy Team. His responsibilities include macro-portfolio allocation, portfolio positioning, and risk management. He joined First International Advisors in 2011 from JP Morgan Chase, where he served as a senior investment manager specializing in global fixed income strategies. Earlier, Chris served as a senior fixed income trader at Fidelity International. He began his investment industry career in 1997 as a Graduate Analyst at Morgan Stanley. Chris earned a B.A. (Hons) in business studies at Staffordshire University (UK).

Peter Wilson

Mr. Wilson is a managing director and senior portfolio manager with the First International Advisors team at Wells Capital Management. Peter is one of five senior members of the investment team that forms the Senior Strategy Team. His responsibilities include macro-portfolio allocation, portfolio positioning, and risk management. He joined WellsCap from Evergreen Investments, where he served in a similar role since 1989. Previously, he served as treasurer and portfolio manager for Axe-Houghton, vice president at Bankers Trust in London and New York, and portfolio manager at Merchant Bankers Kleinwort Benson Ltd. Peter began his investment industry career in 1978 at international stockbrokers James Capel & Co. He was educated in Canada, Hong Kong, and England.

Noah Wise, CFA

Noah Wise is a portfolio manager for the Wells Capital Management Customized Fixed Income team. Noah joined Wells Capital Management in 2008 as a research analyst and later became a portfolio manager in 2013. Prior to joining WellsCap, Noah worked as a lead market maker for Interactive Brokers. He began his investment industry career as an intern for Capital Financial Services in 2001. Noah earned a bachelor’s degree in finance and a master’s degree in business administration with an emphasis in securities analysis from the University of Wisconsin, Madison. He has earned the right to use the CFA designation.

OTHER FUNDS AND ACCOUNTS MANAGED

The following table provides information about the registered investment companies and other pooled investment vehicles and accounts managed by the portfolio manager of the Fund as of the most recent year ended October 31, 2015 for each portfolio manager

Ashok Bhatia

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	3	0	0
Total assets of above accounts (millions)	$1,803	$0	$0

performance based fee accounts:

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	0	0
Total assets of above accounts (millions)	$0	$0	$0

Niklas Nordenfelt

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	5	11
Total assets of above accounts (millions)	$1,246.20	$293.20	$1,396.30

performance based fee accounts:

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	0	0
Total assets of above accounts (millions)	$0	$0	$0

Philip Susser

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	5	11
Total assets of above accounts (millions)	$1,246.20	$293.20	$1,396.30

performance based fee accounts:

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	0	0
Total assets of above accounts (millions)	$0	$0	$0

Christopher Y. Kauffman

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	5	$0	3
Total assets of above accounts (millions)	$5,250	$0	$984

performance based fee accounts:

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	0	0
Total assets of above accounts (millions)	$0	$0	$0

Tony Norris

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	12	8
Total assets of above accounts (millions)	$1,243.25	$1,092	$3,765

performance based fee accounts:

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	1	0
Total assets of above accounts (millions)	$0	$219	$0

Peter Wilson

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	12	8
Total assets of above accounts (millions)	$1,243.25	$1,092	$3,765

performance based fee accounts:

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	1	0
Total assets of above accounts (millions)	$0	$219	$0

Michael Lee

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	12	8
Total assets of above accounts (millions)	$1,243.25	$1,092	$3,765

performance based fee accounts:

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	1	0
Total assets of above accounts (millions)	$0	$219	$0

Alex Perrin

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	12	8
Total assets of above accounts (millions)	$1,243.25	$1,092	$3,765

performance based fee accounts:

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	1	0
Total assets of above accounts (millions)	$0	$219	$0

Christopher Wightman

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	12	8
Total assets of above accounts (millions)	$1,243.25	$1,092	$3,765

performance based fee accounts:

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	1	0
Total assets of above accounts (millions)	$0	$219	$0

Noah Wise

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	4	1	11
Total assets of above accounts (millions)	$2,689.63	$ 72	$900

performance based fee accounts:

I manage the following types of accounts:	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of above accounts	0	0	0
Total assets of above accounts (millions)	$0	$0	$0

MATERIAL CONFLICTS OF INTEREST

The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the Sub-Advisers have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, some of the Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, the Sub-Advisers have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the “Advisers Act”) to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Managers may maintain.

First International Advisors

First International Advisors’ Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, First International Advisors has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

Wells Capital Management

Wells Capital Management’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

COMPENSATION

The Portfolio Managers were compensated by their employing sub-adviser from the fees the Adviser paid the Sub-Adviser using the following compensation structure:

First International Advisors Compensation. The compensation structure for First International Advisors’s Portfolio Managers includes a competitive fixed base salary plus variable incentives (First International Advisors utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pretax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3-and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the Performance” sections of the Prospectuses.

Wells Capital Management Compensation. The compensation structure for Wells Capital Management’s Portfolio Managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pretax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the Performance” sections of the Prospectuses.

BENEFICIAL OWNERSHIP OF THE FUND

The following table shows for each Portfolio Manager the dollar value of the Fund beneficially owned by the Portfolio Manager as of October 31, 2015 DID WE GET THIS INFO FOR 10/31?

MISSING NOAH INFO?

Ashok Bhatia	none
Niklas Nordenfelt	none
Philip Susser	none
Christopher Kauffman	none
Tony Norris	none
Peter Wilson	none
Michael Lee	none
Alex Perrin	none
Christopher Wightman	none

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Multi-Sector Income (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit COE.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Multi-Sector Income Fund

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Multi-Sector Income Fund

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	December 22, 2015

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	December 22, 2015